UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

399 Park Avenue, 32nd Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 493-8631

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)	January 31, 2012

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK—100.5%

AUSTRALIA—8.3%

Basic Materials—8.3%
Ampella Mining *	745,613	$1,107,953
Gryphon Minerals *	935,871	1,296,303

TOTAL AUSTRALIA		2,404,256

CANADA—88.1%

Basic Materials—88.1%
Atac Resources *	282,317	774,513
Canaco Resources *	594,214	1,007,745
Chesapeake Gold *	129,601	1,344,623
Continental Gold *	146,101	1,260,748
Exeter Resource *	330,355	1,252,343
Extorre Gold Mines *	152,453	1,423,544
Gold Canyon Resources *	373,352	994,463
International Tower Hill Mines *	278,043	1,503,385
Kaminak Gold, Cl A *	300,987	657,583
Keegan Resources *	292,488	1,213,837
Levon Resources *	685,176	676,700
Lydian International *	283,234	706,390
Newstrike Capital *	318,720	922,075
Novagold Resources *	141,116	1,460,551
Pretium Resources *	81,545	1,334,136
Rainy River Resources *	158,782	1,298,895
Rubicon Minerals *	317,963	1,360,795
Sabina Gold & Silver *	314,792	1,334,663
Seabridge Gold *	66,483	1,340,962
Torex Gold Resources *	644,038	1,509,866
Trelawney Mining and Exploration *	384,852	1,455,097
Volta Resources *	548,932	646,189

TOTAL CANADA		25,479,103

UNITED STATES—4.1%

Basic Materials—4.1%
Paramount Gold and Silver *	459,985	1,186,761

TOTAL COMMON STOCK (Cost $35,617,429)		29,070,120

TOTAL INVESTMENTS—100.5% (Cost $35,617,429)††		$29,070,120

Percentages are based on Net Assets of $28,916,579.

Cl—Class

Schedule of Investments (Unaudited)	January 31, 2012

Global X Gold Explorers ETF

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $35,617,429, and the unrealized appreciation and depreciation were $404,543 and $(6,951,852) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$29,070,120	$—	$—	$29,070,120

Total Investments in Securities	$29,070,120	$—	$—	$29,070,120

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK—99.7%

AUSTRALIA—0.3%

Basic Materials—0.3%
Alcyone Resources *	12,236,602	$1,155,928

CANADA—46.3%
Basic Materials—46.3%
Alexco Resource *	579,617	4,439,866
Aurcana * (A)	3,633,491	2,718,594
Bear Creek Mining *	780,055	2,871,511
Endeavour Silver *	860,837	9,744,675
Excellon Resources *	2,913,323	1,743,809
First Majestic Silver *	975,520	20,154,648
Fortuna Silver Mines *	1,281,585	8,591,631
Great Panther Silver *	1,366,031	3,652,198
Impact Silver *	621,468	1,103,564
MAG Silver *	454,769	3,783,678
Minco Silver *	299,577	771,058
Minefinders *	834,421	11,832,090
Orko Silver *	1,322,267	2,242,472
Pan American Silver (A)	585,454	13,395,188
Scorpio Mining * (A)	1,999,956	4,329,514
Silver Standard Resources *	830,115	14,336,086
Silver Wheaton	1,206,766	42,972,937
Silvercorp Metals (A)	1,750,920	14,427,581
Silvermex Resources *	2,367,895	1,110,246
US Silver *	627,372	1,439,500
Wildcat Silver *	994,013	1,596,529

TOTAL CANADA		167,257,375

MEXICO—25.1%

Basic Materials—25.1%
Fresnillo	1,543,282	42,212,415
Industrias Penoles (A)	1,017,204	48,631,578

TOTAL MEXICO		90,843,993

PERU—3.5%

Basic Materials—3.5%
Hochschild Mining	1,618,425	12,604,580

UNITED KINGDOM—10.1%

Basic Materials—10.1%
Polymetal International *	2,026,444	36,302,811

UNITED STATES—14.4%

Basic Materials—14.4%
Coeur d’Alene Mines *	614,619	17,000,362

Schedule of Investments (Unaudited)	January 31, 2012

Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK—continued

Basic Materials—continued
Golden Minerals *	203,899	$1,977,820
Hecla Mining	2,634,467	13,857,296
Mines Management *	258,725	561,433
Revett Minerals *	232,113	1,134,631
Tahoe Resources *	835,858	17,310,866

TOTAL UNITED STATES		51,842,408

TOTAL COMMON STOCK (Cost $368,518,707)		360,007,095

REPURCHASE AGREEMENT—2.3%

Merrill Lynch
0.170%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $8,433,701 (collateralized by U.S. Treasury Notes, par value $8,041,900, 2.250%, 07/31/18, with total market value $8,602,340)(B)	$8,433,661	8,433,661

TOTAL REPURCHASE AGREEMENT (Cost $8,433,661)		8,433,661

TOTAL INVESTMENTS—102.0% (Cost $376,952,368)††		$368,440,756

Percentages are based on Net Assets of $361,345,851.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $8,042,383.
(B)	The security was purchased with cash collateral held from securities on loan. The total value of such security as of January 31, 2012 was $8,433,661.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $376,952,368, and the unrealized appreciation and depreciation were $41,251,555 and $(49,763,167) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$360,007,095	$—	$—	$360,007,095
Repurchase Agreement	—	8,433,661	—	8,433,661

Total Investments in Securities	$360,007,095	$8,433,661	$—	$368,440,756

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK—99.6%

AUSTRALIA—6.4%

Basic Materials—6.4%
Aditya Birla Minerals	179,132	$169,217
Cudeco *	140,378	531,921
OZ Minerals	142,274	1,647,518
Straits Resources *	302,114	216,448

TOTAL AUSTRALIA		2,565,104

CANADA—47.8%

Basic Materials—47.8%
Augusta Resource *	117,742	373,242
Capstone Mining *	441,147	1,522,714
Copper Mountain Mining (CAD)*	110,306	574,419
Copper Mountain Mining (USD) *	12,300	62,767
Duluth Metals *	128,484	324,286
First Quantum Minerals	87,992	1,927,678
HudBay Minerals, Cl B	169,284	1,977,569
Imperial Metals *	85,612	1,331,495
Inmet Mining	31,114	2,079,647
Ivanhoe Mines *	90,198	1,455,796
Katanga Mining *	294,647	373,306
Lundin Mining *	472,782	2,391,266
Mercator Minerals * (A)	324,922	564,011
Northern Dynasty Minerals *	92,866	690,923
Polymet Mining * (A)	163,771	245,656
Quadra FNX Mining *	160,746	2,411,831
Taseko Mines *	253,601	920,572

TOTAL CANADA		19,227,178

CHINA—4.7%

Basic Materials—4.7%
Jiangxi Copper, Cl H	750,549	1,910,464

MEXICO—5.4%

Basic Materials—5.4%
Grupo Mexico, Cl B	677,645	2,157,585

PERU—5.3%

Basic Materials—5.3%
Southern Copper	61,222	2,123,791

POLAND—4.1%

Basic Materials—4.1%
KGHM Polska Miedz	37,852	1,638,798

SOUTH AFRICA—0.2%

Basic Materials—0.2%
Palabora Mining	4,854	98,328

Schedule of Investments (Unaudited)	January 31, 2012

Global X Copper Miners ETF

	Shares/Face Amount/ Number of Warrants	Value
COMMON STOCK—continued

SWITZERLAND—4.6%

Basic Materials—4.6%
Xstrata	108,953	$1,844,552

TURKEY—1.1%

Basic Materials—1.1%
Park Elektrik Uretim Madencilik Sanayi ve Ticaret *	196,673	429,548

UNITED KINGDOM—14.7%

Basic Materials—14.7%
Antofagasta	98,076	1,998,050
Kazakhmys	123,252	2,206,061
Vedanta Resources	90,168	1,697,718

TOTAL UNITED KINGDOM		5,901,829

UNITED STATES—5.3%

Basic Materials—5.3%
Freeport-McMoRan Copper & Gold	46,149	2,132,545

TOTAL COMMON STOCK (Cost $42,883,146)		40,029,722

WARRANT—0.0%

Canada—0.0%
Duluth Exploration, Expires 1/18/13 * (B)
(Cost $–)	11,771	—

REPURCHASE AGREEMENT—0.3%

Merrill Lynch
0.170%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $129,801 (collateralized by U.S. Treasury Notes, par value $123,800, 2.250%, 07/31/18, with total market value $132,427)(C)	$129,800	129,800

TOTAL REPURCHASE AGREEMENT (Cost $129,800)		129,800

TOTAL INVESTMENTS—99.9% (Cost $43,012,946)††		$40,159,522

Percentages are based on Net Assets of $40,181,613.

CAD—Canadian Dollar

Cl—Class

USD—U.S. Dollar

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $119,352.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Copper Miners ETF

(B)	Security considered illiquid. The total value of such security as of January 31, 2012 was $ – and represented 0.0% of Net Assets.
(C)	The security was purchased with cash collateral held from securities on loan. The total value of such security as of January 31, 2012 was $129,800.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $43,012,946, and the unrealized appreciation and depreciation were $1,737,829 and $(4,591,253) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$40,029,722	$—	$—	$40,029,722
Repurchase Agreement	—	129,800	—	129,800
Warrant	—	—	—	—

Total Investments in Securities	$40,029,722	$129,800	$—	$40,159,522

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Uranium ETF

	Shares/Face Amount	Value
COMMON STOCK—98.5%

AUSTRALIA—33.5%

Basic Materials—33.5%
Azimuth Resources *	9,466,176	$7,686,276
Bannerman Resources *	11,081,411	2,764,031
Berkeley Resources *	3,713,055	1,399,071
Energy Resources of Australia (A)	6,017,905	9,836,622
Extract Resources *	1,021,781	9,272,650
Greenland Minerals & Energy * (A)	8,536,865	4,938,270
Paladin Energy *	17,537,804	34,250,979

TOTAL AUSTRALIA		70,147,899

CANADA—40.1%

Basic Materials—40.1%
Cameco (A)	1,767,871	41,022,226
Denison Mines *	5,346,013	9,173,127
Laramide Resources *	1,585,466	1,518,403
Mega Uranium * (A)	7,318,771	2,190,374
Rockgate Capital * (A)	7,277,166	9,800,653
Uex *	4,449,203	3,728,382
Uranium One * (A)	6,459,101	16,495,709

TOTAL CANADA		83,928,874

UNITED KINGDOM—4.5%

Basic Materials—4.5%
Kalahari Minerals *	2,434,673	9,292,865

UNITED STATES—20.4%

Basic Materials—20.4%
Uranerz Energy *	3,971,988	11,995,404
Uranium Energy * (A)	2,481,132	8,932,075
Uranium Resources * (A)	3,167,170	2,536,903
Ur-Energy *	5,726,968	7,960,486
USEC * (A)	5,919,040	11,305,366

TOTAL UNITED STATES		42,730,234

TOTAL COMMON STOCK (Cost $293,791,729)		206,099,872

REPURCHASE AGREEMENT—18.8%

Merrill Lynch
0.170%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $39,427,575 (collateralized by U.S. Treasury Bills, par value $40,231,300, 0.000%, 07/19/12, with total market value $40,216,012)(B)	$39,427,389	39,427,389

TOTAL REPURCHASE AGREEMENT (Cost $39,427,389)		39,427,389

TOTAL INVESTMENTS—117.3% (Cost $333,219,118)††		$245,527,261

Schedule of Investments (Unaudited)	January 31, 2012

Global X Uranium ETF

Percentages are based on Net Assets of $209,343,796.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was 36,790,322.
(B)	The security was purchased with cash collateral held from securities on loan. The total value of such security as of January 31, 2012 was $39,427,389.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $333,219,118, and the unrealized appreciation and depreciation were $2,131,847 and $(89,823,704) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	$206,099,872000	$206,099,872000	$206,099,872000	$206,099,872000
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$206,099,872	$—	$—	$206,099,872
Repurchase Agreement	—	39,427,389	—	39,427,389

Total Investments in Securities	$206,099,872	$39,427,389	$—	$245,527,261

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Lithium ETF

	Shares	Value
COMMON STOCK—99.4%

AUSTRALIA—15.9%

Basic Materials—15.9%
Galaxy Resources *	4,703,706	$4,393,421
Orocobre * (A)	2,461,598	5,055,662
Reed Resources * (A)	7,935,929	3,285,053
Talison Lithium *	1,052,562	3,034,621

TOTAL AUSTRALIA		15,768,757

CANADA—13.7%

Basic Materials—13.0%
Avalon Rare Metals * (A)	1,306,838	4,432,611
Canada Lithium * (A)	7,902,393	4,572,414
Lithium Americas *	1,630,866	1,968,623
Lithium One *	1,717,770	1,953,569

		12,927,217

Industrials —0.7%
Electrovaya * (A)	829,854	662,294

TOTAL CANADA		13,589,511

CHILE—19.0%

Basic Materials—19.0%
Sociedad Quimica y Minera de Chile ADR	320,664	18,835,803

CHINA—0.9%
Industrials—0.9%
China BAK Battery *	1,409,685	958,586

FRANCE—4.6%

Industrials—4.6%
Saft Groupe	152,374	4,613,589

HONG KONG—0.9%

Industrials—0.9%
Coslight Technology International Group	3,642,667	911,242

JAPAN—4.7%

Industrials—4.7%
GS Yuasa (A)	788,974	4,648,941

UNITED STATES—39.7%

Basic Materials—26.4%
FMC	183,508	17,007,521
Rockwood Holdings *	181,951	9,188,526

		26,196,047

Industrials—13.3%
A123 Systems * (A)	1,798,713	3,903,207
Exide Technologies *	1,464,078	4,831,458

Schedule of Investments (Unaudited)	January 31, 2012

Global X Lithium ETF

	Shares/Face Amount	Value
COMMON STOCK—continued

Industrials—continued
Ultralife *	400,737	$1,671,073
Valence Technology * (A)	2,910,154	2,793,748

		13,199,486

TOTAL UNITED STATES		39,395,533

TOTAL COMMON STOCK (Cost $106,922,518)		98,721,962

REPURCHASE AGREEMENT—7.6%

Merrill Lynch
0.170%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $7,573,731 (collateralized by U.S. Treasury Notes, par value $7,221,900, 2.250%, 07/31/18, with market value $7,725,194) (B)	$7,573,695	7,573,695

TOTAL REPURCHASE AGREEMENT (Cost $7,573,695)		7,573,695

TOTAL INVESTMENTS—107.0% (Cost $114,496,213)††		$106,295,657

Percentages are based on Net Assets of $99,312,713.

ADR—American Depositary Receipt

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $6,882,442.
(B)	The security was purchased with cash collateral held from securities on loan. The total value of such security as of January 31, 2012 was $7,573,695
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $114,496,213, and the unrealized appreciation and depreciation were $9,109,753 and $(17,310,309) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	000000000000	000000000000	000000000000	000000000000
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$98,721,962	$—	$—	$98,721,962
Repurchase Agreement	—	7,573,695	—	7,573,695

Total Investments in Securities	$98,721,962	$7,573,695	$—	$106,295,657

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Aluminum ETF

	Shares	Value
COMMON STOCK—99.8%

AUSTRALIA—4.7%

Basic Materials—4.7%
Alumina	107,457	$145,991

CANADA—4.2%

Basic Materials—4.2%
Orbite Aluminae *	46,948	132,545

CHINA—14.9%

Basic Materials—10.0%
Aluminum Corp of China, Cl H	283,753	138,307
China Hongqiao Group *	269,112	142,969
XinRen Aluminum Holdings *	118,900	30,730

		312,006

Industrials—4.9%
China Zhongwang Holdings	373,818	151,839

TOTAL CHINA		463,845

GREECE—4.3%

Basic Materials—4.3%
Mytilineos Holdings	32,659	135,834

HONG KONG—4.8%

Basic Materials—4.8%
Minmetals Resources *	317,474	150,240

JAPAN—13.4%

Basic Materials—13.4%
Alconix	1,851	42,024
Nippon Light Metal	109,469	145,097
Sky Aluminum	31,346	84,330
Sumitomo Light Metal Industries	148,458	148,068

TOTAL JAPAN		419,519

MALAYSIA—1.7%

Basic Materials—1.7%
Press Metal	86,040	53,492

NORWAY—4.7%

Basic Materials—4.7%
Norsk Hydro	27,645	146,135

RUSSIA—5.0%

Basic Materials—5.0%
United RUSAL *	205,881	156,632

SINGAPORE—3.8%

Basic Materials—3.8%
Midas Holdings	383,480	117,407

Schedule of Investments (Unaudited)	January 31, 2012

Global X Aluminum ETF

	Shares	Value
COMMON STOCK—continued

SOUTH KOREA—0.8%

Basic Materials—0.8%
Dayou Smart Aluminium	10,408	$23,583

UNITED KINGDOM—15.1%

Basic Materials—15.1%
Rio Tinto	7,866	471,578

UNITED STATES—22.4%

Basic Materials—22.4%
Alcoa	30,431	309,180
Century Aluminum *	14,889	149,337
Kaiser Aluminum	2,877	142,066
Noranda Aluminum Holding	9,452	99,151

TOTAL UNITED STATES		699,734

TOTAL COMMON STOCK (Cost $4,264,500)		3,116,535

TOTAL INVESTMENTS—99.8% (Cost $4,264,500)††		$3,116,535

Percentages are based on Net Assets of $3,122,915.

Cl—Class

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $4,264,500, and the unrealized appreciation and depreciation were $7,470 and $(1,155,435) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	000000000000	000000000000	000000000000	000000000000
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$3,116,535	$—	$—	$3,116,535

Total Investments in Securities	$3,116,535	$—	$—	$3,116,535

Schedule of Investments (Unaudited)	January 31, 2012

Global X Aluminum ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock - Hong Kong
Beginning Balance as of November 1, 2011	$183,557
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	(183,557)

Ending Balance as of January 31, 2012	$—

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, transfer between Level 1 and Level 3 assets and liabilities totaled $ (183,557)

For the period ended January 21, 2012, there were no Level 3 investments.

The Level 3 investment at the beginning of the period resumed trading and was transferred to Level 1.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Schedule of Investments (Unaudited)	January 31, 2012

Global X Pure Gold Miners ETF

	Shares	Value
COMMON STOCK—99.9%

AUSTRALIA—5.8%

Basic Materials—5.8%
CGA Mining *	31,265	$78,911
Medusa Mining	18,133	103,931
Perseus Mining *	45,032	137,178

TOTAL AUSTRALIA		320,020

CANADA—37.3%

Basic Materials—37.3%
Alamos Gold	12,590	257,979
Aurizon Mines *	17,085	95,106
Centerra Gold	14,303	283,235
China Gold International Resources *	26,956	86,590
Detour Gold *	7,922	221,443
Eldorado Gold	14,918	226,062
Kinross Gold	17,407	196,749
Kirkland Lake Gold *	6,400	113,839
Lake Shore Gold *	40,153	59,284
Osisko Mining *	20,728	247,313
Romarco Minerals *	55,961	69,225
SEMAFO	29,507	197,224

TOTAL CANADA		2,054,049

CHINA—3.7%

Basic Materials—3.7%
Real Gold Mining (A) (B)	36,500	27,957
Zhaojin Mining Industry	97,445	174,909

TOTAL CHINA		202,866

JERSEY—5.8%

Basic Materials—5.8%
Randgold Resources ADR	2,816	322,179

SOUTH AFRICA—16.8%

Basic Materials—16.8%
AngloGold Ashanti ADR	6,643	304,249
Gold Fields ADR	17,940	294,754
Great Basin Gold *	49,235	61,888
Harmony Gold Mining ADR	22,374	269,830

TOTAL SOUTH AFRICA		930,721

TURKEY—5.3%

Basic Materials—5.3%
Koza Altin Isletmeleri	16,588	294,130

Schedule of Investments (Unaudited)	January 31, 2012

Global X Pure Gold Miners ETF

	Shares	Value
COMMON STOCK—continued

UNITED KINGDOM—5.7%

Basic Materials—5.7%
African Barrick Gold	11,958	$97,031
Petropavlovsk	18,487	220,354

TOTAL UNITED KINGDOM		317,385

UNITED STATES—19.5%

Basic Materials—19.5%
Alacer Gold *	26,436	250,277
Allied Nevada Gold *	7,208	258,983
Centamin *	111,124	164,757
Gold Resource	5,229	137,680
Polyus Gold International GDR *	81,444	266,322

TOTAL UNITED STATES		1,078,019

TOTAL COMMON STOCK (Cost $5,774,619)		5,519,369

TOTAL INVESTMENTS—99.9% (Cost $5,774,619)††		$5,519,369

Percentages are based on Net Assets of $5,527,446.

ADR—American	Depositary Receipt
GDR—Global	Depositary Receipt

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such security as of January 31, 2012 was 27,957 and represented 0.5% of Net Assets.
(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2012, was 27,957 and represents 0.5% of net assets.

††	At January 31, 2012, the tax basis cost of the Fund’s investments was $5,774,619, and the unrealized appreciation and depreciation were $304,927 and $(560,177) respectively.

	0000000000	0000000000	0000000000	0000000000
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
Australia	$320,020	$—	$—	$320,020
Canada	2,054,049	—	—	2,054,049
China	174,909	—	27,957	202,866
Jersey	322,179	—	—	322,179
South Africa	930,721	—	—	930,721
Turkey	294,130	—	—	294,130
United Kingdom	317,385	—	—	317,385
United States	1,078,019	—	—	1,078,019

Total Investments in Securities	$5,491,412	$—	$27,957	$5,519,369

Schedule of Investments (Unaudited)	January 31, 2012

Global X Pure Gold Miners ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock - China
Beginning Balance as of November 1, 2011	$17,433
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(1,180)
Net purchases	11,704
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending Balance as of January 31, 2012	$27,957

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of January 31, 2012 is $(1,180).

For the period ended January 31, 2012, there have been no significant transfers between Level 1 & Level 2 assets and liabilities.

For the period ended January 31, 2012, there was no transfer between Level 1 & Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Schedule of Investments (Unaudited)	January 31, 2012

Global X Oil Equities ETF

	00000000000	00000000000
	Shares	Value
COMMON STOCK—99.8%

CANADA—38.5%

Oil & Gas—38.5%
Baytex Energy	2,206	$126,878
Canadian Natural Resources	2,973	117,805
Cenovus Energy	3,135	114,439
Crescent Point Energy	2,515	115,054
Enerplus	3,936	93,852
Imperial Oil	2,546	121,340
MEG Energy *	2,303	103,754
Nexen	4,938	88,516
Pengrowth Energy	9,927	99,531
Suncor Energy	3,532	121,690

TOTAL CANADA		1,102,859

UNITED STATES—61.3%

Oil & Gas—61.3%
Apache	1,089	107,680
Berry Petroleum, Cl A	2,290	103,073
Clayton Williams Energy *	1,977	160,908
Concho Resources *	1,290	137,591
ConocoPhillips	1,659	113,160
Continental Resources *	2,007	161,925
Denbury Resources *	7,032	132,624
Devon Energy	1,657	105,733
Noble Energy	1,272	128,052
Northern Oil and Gas *	5,493	137,325
Pioneer Natural Resources	1,435	142,496
Range Resources	1,733	99,682
SM Energy	1,467	106,475
Whiting Petroleum *	2,381	119,264

TOTAL UNITED STATES		1,755,988

TOTAL COMMON STOCK (Cost $2,998,488)		2,858,847

TOTAL INVESTMENTS—99.8% (Cost $2,998,488)††		$2,858,847

Percentages are based on Net Assets of $2,864,290.

Cl—Class

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $2,998,488, and the unrealized appreciation and depreciation were $97,738 and $(237,379) respectively.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Oil Equities ETF

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	000000000	000000000	000000000	000000000
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$2,858,847	$—	$—	$2,858,847

Total Investments in Securities	$2,858,847	$—	$—	$2,858,847

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X S&P/TSX Venture 30 Canada ETF

	Shares	Value
COMMON STOCK—100.0%

CANADA—100.0%

Basic Materials—53.7%
Allana Potash *	153,324	$120,836
Atac Resources *	6,760	18,545
Aurcana *	73,113	54,703
Barisan Gold *	4,920	2,209
Bear Creek Mining *	33,471	123,212
Canaco Resources *	32,412	54,968
Clifton Star Resources * (A) (B)	15,605	34,716
East Asia Minerals *	35,207	20,371
Gold Canyon Resources *	21,338	56,836
Great Western Minerals Group *	104,319	56,197
Hana Mining *	53,849	87,027
New Millennium Iron *	36,097	72,741
Orbite Aluminae *	85,003	239,983
Orko Silver *	27,320	46,333
Quest Rare Minerals *	22,464	71,937
Rainy River Resources *	14,878	121,708
Rio Alto Mining *	35,256	140,335
Sandstorm Gold *	36,535	51,756
Stans Energy *	58,378	86,775
Trelawney Mining and Exploration *	21,878	82,719

		1,543,907

Consumer Services—11.0%
Intertainment Media *	521,608	317,419

Oil & Gas—35.3%
Arcan Resources *	19,705	110,084
Ithaca Energy *	63,264	179,239
Novus Energy *	53,767	50,420
Painted Pony Petroleum, Cl A *	8,962	74,743
Petrolia *	24,178	30,150
Pinecrest Energy *	49,604	132,125
Renegade Petroleum *	17,809	65,025
Shamaran Petroleum, Common Subscription Receipt *	112,772	24,188
Sterling Resources *	67,779	125,091
Surge Energy, Common Subscription Receipt *	13,363	126,245
Wild Stream Exploration, Common Subscription Receipt *	10,317	98,497

		1,015,807

TOTAL CANADA		2,877,133

TOTAL COMMON STOCK (Cost $3,457,976)		2,877,133

TOTAL INVESTMENTS—100.0% (Cost $3,457,976)††		$2,877,133

Schedule of Investments (Unaudited)	January 31, 2012

Global X S&P/TSX Venture 30 Canada ETF

Percentages are based on Net Assets of $2,876,625.

Cl—Class

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of January 31, 2012 was 34,716 and represented 1.2% of Net Assets.
(B)

Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2012 was 34,716 and represented 1.2% of Net Assets.

††	At January 31, 2012, the tax basis cost of the Fund’s investments was $3,457,976, and the unrealized appreciation and depreciation were $227,188 and $(808,031) respectively.

	00000000000	00000000000	00000000000	00000000000
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
Basic Materials	$1,509,191	$—	$34,716	$1,543,907
Consumer Services	317,419	—	—	317,419
Oil & Gas	1,015,807	—	—	1,015,807

Total Investments in Securities	$2,842,417	$—	$34,716	$2,877,133

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

0000000
Common Stock - Basic Materials
Beginning Balance as of November 1, 2011	$34,914
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(198)
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending Balance as of January 31, 2012	$34,716

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of January 31, 2012 is $(198).

For the period ended January 31, 2012, there have been no significant transfers between Level 1 & Level 2 assets and liabilities.

For the period ended January 31, 2012, there was no significant transfer between Level 1 & Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK—99.8%

AUSTRALIA—9.7%

Basic Materials—9.7%
Incitec Pivot	384,314	$1,309,396
Nufarm *	259,715	1,257,019

TOTAL AUSTRALIA		2,566,415

CANADA—12.4%

Basic Materials—12.4%
Agrium	18,228	1,469,842
Allana Potash *	258,202	203,491
Migao *	60,029	227,564
Potash Corp of Saskatchewan	29,059	1,361,921

TOTAL CANADA		3,262,818

CHILE—5.0%

Basic Materials—5.0%
Sociedad Quimica y Minera de Chile ADR	22,300	1,309,902

CHINA—4.7%

Basic Materials—4.7%
China BlueChemical	1,622,114	1,231,996

GERMANY—4.2%

Basic Materials—4.2%
K+S	23,407	1,116,040

HONG KONG—3.5%

Basic Materials—3.5%
Sinofert Holdings	3,175,654	917,263

ISRAEL—9.3%

Basic Materials—9.3%
Israel Chemicals	120,767	1,267,488
The Israel Corp	1,937	1,183,463

TOTAL ISRAEL		2,450,951

JAPAN—1.4%

Basic Materials—1.4%
Nihon Nohyaku	87,769	369,736

NORWAY—4.8%

Basic Materials—4.8%
Yara International	31,355	1,262,348

RUSSIA—4.2%

Basic Materials—4.2%
Uralkali GDR	31,383	1,115,352

Schedule of Investments (Unaudited)	January 31, 2012

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK—continued

SOUTH KOREA— 1.3%

Basic Materials—1.3%
Namhae Chemical *	35,947	$342,444

SWITZERLAND— 4.9%

Basic Materials—4.9%
Syngenta	4,328	1,309,406

TAIWAN— 5.4%

Basic Materials—5.4%
Taiwan Fertilizer	546,779	1,418,452

TURKEY— 2.0%

Basic Materials—2.0%
Bagfas Bandirma Gubre Fabrik	3,195	298,548
Gubre Fabrikalari *	35,913	229,447

TOTAL TURKEY		527,995

UNITED STATES— 27.0%

Basic Materials—27.0%
CF Industries Holdings	9,067	1,608,304
Intrepid Potash *	54,730	1,307,500
Mosaic	24,025	1,344,679
Scotts Miracle-Gro, Cl A	28,749	1,361,553
Terra Nitrogen	7,918	1,505,053

TOTAL UNITED STATES		7,127,089

TOTAL COMMON STOCK (Cost $28,921,853)		26,328,207

TOTAL INVESTMENTS—99.8% (Cost $28,921,853)††		$26,328,207

Percentages are based on Net Assets of $26,372,485.

ADR—American Depositary Receipt

Cl—Class

GDR—Global Depositary Receipt

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $28,921,853, and the unrealized appreciation and depreciation were $744,829 and $(3,338,475) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$26,328,207	$—	$—	$26,328,207

Total Investments in Securities	$26,328,207	$—	$—	$26,328,207

Schedule of Investments (Unaudited)	January 31, 2012

Global X Fertilizers/Potash ETF

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-002-0100

Schedule of Investments (Unaudited)	January 31, 2012

Global X China Consumer ETF

	Shares	Value
COMMON STOCK—99.9%

CHINA— 85.9%
Consumer Goods—43.7%
361 Degrees International (A)	1,814,616	$725,369
Anta Sports Products (A)	2,299,504	2,315,783
BaWang International Group Holding	3,061,558	371,093
China Huiyuan Juice Group (A)	1,247,387	443,939
China Yurun Food Group (A)	4,094,654	6,768,896
Dongfeng Motor Group, Cl H	4,411,565	8,248,468
Great Wall Motor, Cl H	3,086,060	5,292,594
Guangzhou Automobile Group, Cl H	6,693,250	7,258,479
Hengan International Group	836,033	7,476,227
Li Ning	2,108,731	2,175,323
Shenzhou International Group Holdings	889,741	1,268,912
Tingyi Cayman Islands Holding	2,549,957	7,447,554
Tsingtao Brewery, Cl H	864,399	4,670,258
Uni-President China Holdings (A)	2,876,471	1,695,075
Want Want China Holdings	7,828,488	7,258,040
Zhongpin * (A)	92,845	1,054,719

		64,470,729

Consumer Services—35.8%
Air China, Cl H	5,983,078	4,775,600
Ajisen China Holdings (A)	1,410,488	1,624,178
China Southern Airlines, Cl H * (A)	5,327,526	2,747,882
Focus Media Holding ADR * (A)	269,922	5,398,440
Golden Eagle Retail Group	1,865,593	4,277,217
GOME Electrical Appliances Holding (A)	23,427,879	5,588,784
Home Inns & Hotels Management ADR * (A)	112,270	3,310,842
Intime Department Store Group (A)	3,621,556	4,399,048
New Oriental Education & Technology Group ADR *	247,535	5,896,284
Parkson Retail Group (A)	4,119,005	4,923,621
PCD Stores Group	8,939,772	1,360,257
Peak Sport Products	2,038,352	446,828
Wumart Stores, Cl H	1,546,158	3,193,956
Youku.com ADR * (A)	233,652	4,997,816

		52,940,753

Health Care—6.4%
Shandong Weigao Group Medical Polymer, Cl H	4,721,061	4,346,607
Sinopharm Group, Cl H (A)	2,163,455	5,127,504

		9,474,111

TOTAL CHINA		126,885,593

HONG KONG—14.0%
Consumer Goods—11.6%
AviChina Industry & Technology, Cl H	5,341,661	2,479,656
Bosideng International Holdings	7,739,141	2,225,411

Schedule of Investments (Unaudited)	January 31, 2012

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK—continued

Consumer Goods—continued
China Agri-Industries Holdings	4,719,337	$3,827,756
China Foods	2,183,999	1,734,785
China Resources Enterprise	1,983,135	6,840,513

		17,108,121

Consumer Services—2.4%
China Dongxiang Group	7,958,733	1,323,873
China Travel International Investment Hong Kong	8,127,530	1,530,115
New World Department Store China	1,159,989	698,527

		3,552,515

TOTAL HONG KONG		20,660,636

TOTAL COMMON STOCK (Cost $167,208,017)		147,546,229

REPURCHASE AGREEMENT—17.7%

Merrill Lynch
0.170%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $26,123,893 (collateralized by a U.S. Treasury Notes, par value $24,910,300, 2.250%, 07/31/18, with a total market value of $26,646,299)(B)	$26,123,770	26,123,770

TOTAL REPURCHASE AGREEMENT (Cost $26,123,770)		26,123,770

TOTAL INVESTMENTS—117.6% (Cost $193,331,787)††		$173,669,999

Percentages are based on Net Assets of $147,658,031.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $23,928,416.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2012 was $26,123,770
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $193,331,787, and the unrealized appreciation and depreciation were $5,888,275 and $(25,550,063) respectively.

ADR—American Depositary Receipt

Cl—Class

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$147,546,229	$—	$—	$147,546,229
Repurchase Agreement	—	26,123,770	—	26,123,770

Total Investments in Securities	$173,669,999	$26,123,770	$—	$173,669,999

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X China Energy ETF

	Shares	Value
COMMON STOCK—99.9%

CHINA—63.8%

Energy—54.3%
China Coal Energy, Cl H	199,601	$250,689
China Longyuan Power Group, Cl H	289,090	219,564
China Oilfield Services, Cl H	151,654	247,571
China Petroleum & Chemical, Cl H	558,590	678,511
China Shenhua Energy, Cl H	114,804	504,805
Hanwha SolarOne ADR *	7,206	13,043
JA Solar Holdings ADR *	16,241	28,584
JinkoSolar Holding ADR *	2,476	15,822
LDK Solar ADR *	15,050	73,143
PetroChina, Cl H	405,059	592,303
Renesola ADR *	8,347	19,782
Suntech Power Holdings ADR *	20,115	65,374
Tianneng Power International	63,315	28,004
Trina Solar ADR *	8,238	66,233
Trony Solar Holdings	107,759	16,952
Yanzhou Coal Mining, Cl H	101,396	243,190
Yingli Green Energy Holding ADR *	10,425	44,098

		3,107,668

Utilities—9.5%
Datang International Power Generation, Cl H	294,822	98,463
ENN Energy Holdings	70,654	214,556
Huadian Power International, Cl H	155,268	35,838
Huaneng Power International, Cl H	315,698	191,737

		540,594

TOTAL CHINA		3,648,262

HONG KONG—36.1%

Energy—25.7%
Beijing Enterprises Holdings	45,433	263,631
China Gas Holdings	276,082	128,516
CNOOC	272,340	559,773
Kunlun Energy	181,457	286,397
Shougang Fushan Resources Group	396,441	159,495
United Energy Group *	363,779	67,548

		1,465,360

Utilities—10.4%
China Power International Development	164,140	41,696
China Resources Power Holdings	145,140	283,351
GCL-Poly Energy Holdings	787,311	271,063

		596,110

Schedule of Investments (Unaudited)	January 31, 2012

Global X China Energy ETF

Value
COMMON STOCK—continued

TOTAL HONG KONG	$2,061,470

TOTAL COMMON STOCK (Cost $5,691,937)	5,709,732

TOTAL INVESTMENTS—99.9% (Cost $5,691,937)††	$5,709,732

Percentages are based on Net Assets of $5,713,247.

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $5,691,937, and the unrealized appreciation and depreciation were $610,414 and $(592,619) respectively.

ADR—American Depositary Receipt

Cl—Class

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$5,709,732	$—	$—	$5,709,732

Total Investments in Securities	$5,709,732	$—	$—	$5,709,732

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X China Financials ETF

	Shares	Value
COMMON STOCK—99.8%

CHINA— 88.8%

Financials—88.8%
Agile Property Holdings	162,753	$181,534
Agricultural Bank of China, Cl H	1,526,791	754,034
Bank of China, Cl H	4,063,358	1,744,785
Bank of Communications, Cl H	851,661	683,077
China Citic Bank, Cl H	1,034,053	660,025
China Construction Bank, Cl H	1,975,268	1,581,722
China Life Insurance, Cl H	553,075	1,629,607
China Merchants Bank, Cl H	337,802	745,725
China Minsheng Banking, Cl H	529,674	489,712
China Pacific Insurance Group, Cl H	223,598	743,875
Chongqing Rural Commercial Bank, Cl H *	331,267	187,523
CNinsure ADR *	4,766	38,319
Country Garden Holdings	450,626	193,496
E-House China Holdings ADR	9,311	52,048
Evergrande Real Estate Group	502,672	238,531
Greentown China Holdings	73,856	33,428
Guangzhou R&F Properties	126,456	123,927
Industrial & Commercial Bank of China, Cl H	2,323,516	1,626,890
Kaisa Group Holdings *	236,664	47,912
Longfor Properties	159,234	209,435
PICC Property & Casualty, Cl H	449,671	592,596
Ping An Insurance Group, Cl H	94,176	745,626
Renhe Commercial Holdings	1,309,577	155,357
Shimao Property Holdings	170,904	176,081
Shui On Land	204,337	71,141
Sino-Ocean Land Holdings	542,217	278,971
Soho China	241,890	158,763

TOTAL CHINA		14,144,140

HONG KONG— 11.0%

Financials—11.0%
China Everbright	110,747	181,363
China Overseas Land & Investment	371,845	693,335
China Resources Land	185,944	328,485
China Taiping Insurance Holdings *	97,950	180,867
Franshion Properties China	391,158	95,329
Hopson Development Holdings	75,329	46,430
KWG Property Holding	142,417	59,133
Poly Hong Kong Investments	223,607	111,298
Shenzhen Investment	260,721	54,463

TOTAL HONG KONG		1,750,703

Schedule of Investments (Unaudited)	January 31, 2012

Global X China Financials ETF

Value
COMMON STOCK—continued

TOTAL COMMON STOCK (Cost $15,391,336)	$15,894,843

TOTAL INVESTMENTS—99.8% (Cost $15,391,336)††	$15,894,843

Percentages are based on Net Assets of $15,920,263.

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $15,391,336, and the unrealized appreciation and depreciation were $832,086 and $(328,579) respectively.

ADR—American Depositary Receipt

Cl—Class

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$15,894,843	$—	$—	$15,894,843

Total Investments in Securities	$15,894,843	$—	$—	$15,894,843

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X China Industrials ETF

	Shares	Value
COMMON STOCK—99.7%

CHINA— 83.9%

Industrials—83.9%
Anhui Conch Cement, Cl H	58,930	$199,090
Asia Cement China Holdings	54,973	26,795
BBMG, Cl H	148,021	112,804
Byd, Cl H	89,166	278,820
China Communications Construction, Cl H	284,498	264,501
China COSCO Holdings, Cl H	331,492	188,506
China National Building Material, Cl H	165,865	200,618
China National Materials	135,446	56,588
China Railway Construction, Cl H	239,095	155,386
China Railway Group, Cl H	540,468	193,047
China Rongsheng Heavy Industry Group	372,962	116,865
China Shanshui Cement Group	252,808	185,814
China Shipping Container Lines, Cl H *	481,841	106,867
China Shipping Development, Cl H	164,098	114,052
China South Locomotive and Rolling Stock	259,990	171,313
China Zhongwang Holdings	173,638	70,529
Dongfang Electric, Cl H	43,662	128,929
Duoyuan Global Water ADR *	3,967	5,355
First Tractor, Cl H	50,741	52,409
Guangshen Railway, Cl H	177,253	64,683
Haitian International Holdings	69,200	72,545
Harbin Power Equipment, Cl H	86,146	83,423
Metallurgical Corp of China, Cl H	368,799	86,076
Sany Heavy Equipment International Holdings	109,161	95,858
Shanghai Electric Group, Cl H	358,516	164,578
Sinotrans, Cl H	204,694	42,232
Sinotruk Hong Kong	167,542	94,626
Weichai Power, Cl H	42,845	229,553
Yangzijiang Shipbuilding Holdings	229,693	201,838
Zhuzhou CSR Times Electric, Cl H	57,404	126,576

TOTAL CHINA		3,890,276

HONG KONG—15.8%

Industrials—15.8%
Beijing Capital International Airport, Cl H	187,796	97,347
China High Speed Transmission Equipment Group	134,150	71,096
China Resources Cement Holdings	219,725	158,665
Citic Resources Holdings *	336,598	49,480
Shanghai Industrial Holdings	68,139	217,462
Shenzhen International Holdings	930,568	63,597
Sinotrans Shipping	173,907	44,850

Schedule of Investments (Unaudited)	January 31, 2012

Global X China Industrials ETF

	Shares	Value
COMMON STOCK—continued

Industrials—continued
Tianjin Development Holdings	54,912	$29,952

TOTAL HONG KONG		732,449

TOTAL COMMON STOCK (Cost $ 6,947,763)		4,622,725

TOTAL INVESTMENTS—99.7% (Cost $6,947,763)††		$4,622,725

Percentages are based on Net Assets of $4,634,818.

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $6,947,763, and the unrealized appreciation and depreciation were $214,851 and $(2,539,889) respectively.

ADR—American Depositary Receipt

Cl—Class

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$4,622,725	$—	$—	$4,622,725

Total Investments in Securities	$4,622,725	$—	$—	$4,622,725

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Beginning balance as of November 1, 2011	$3,848
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	(3,848)

Ending balance as of January 31, 2012	$—

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended January 31, 2012m transfers between level 1 and Level 3 assets and liabilities totaled (3,848).

For the period ended January 31, 2012, there were no Level 3 investments. The Level 3 investment at the beginning of the period resumed trading and was transferred to Level 1.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X China Materials ETF

	Shares	Value
COMMON STOCK—99.8%

CHINA— 71.5%

Basic Materials—71.5%
Aluminum Corp of China, Cl H	247,033	$120,409
Angang Steel, Cl H	221,513	159,384
China BlueChemical	174,107	132,234
China Green Agriculture *	3,490	15,565
China Hongqiao Group *	204,744	108,773
China Molybdenum, Cl H	270,719	134,398
China Rare Earth Holdings *	245,006	53,708
China Vanadium Titano—Magnetite Mining	199,620	41,185
Dongyue Group	175,806	146,900
Gulf Resources *	3,171	8,689
Hidili Industry International Development	202,838	75,851
Hunan Non-Ferrous Metal, Cl H	371,854	109,325
Jiangxi Copper, Cl H	54,661	139,135
Lingbao Gold, Cl H	64,198	28,394
Maanshan Iron & Steel, Cl H	381,426	131,813
Real Gold Mining (A) (B)	97,864	74,959
Sinopec Shanghai Petrochemical, Cl H	359,204	127,376
Sinopec Yizheng Chemical Fibre, Cl H	316,897	80,092
Xinjiang Xinxin Mining Industry, Cl H	156,094	48,911
Yongye International *	8,879	36,581
Zhaojin Mining Industry	74,566	133,842
Zijin Mining Group, Cl H	318,137	139,888

TOTAL CHINA		2,047,412

HONG KONG— 28.3%

Basic Materials—28.3%
China Lumena New Materials	609,161	120,181
Citic Pacific	77,339	148,194
Fufeng Group	164,402	83,101
North Mining Shares, Cl C *	2,953,059	108,525
Shougang Concord International Enterprises	1,160,526	80,809
Sinofert Holdings	402,160	116,161
Yingde Gases	133,812	154,429

TOTAL HONG KONG		811,400

TOTAL COMMON STOCK (Cost $3,590,203)		2,858,812

TOTAL INVESTMENTS—99.8% (Cost $3,590,203)††		$2,858,812

Schedule of Investments (Unaudited)	January 31, 2012

Global X China Materials ETF

Percentages are based on Net Assets of $2,863,193.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such security as of January 31, 2012 was $74,959 and represented 2.62% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2012, was $74,959 and represents 2.62% of net assets.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $3,590,203, and the unrealized appreciation and depreciation were $130,424 and $(861,815) respectively.

Cl—Class

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$2,783,853	$—	$74,959	$2,858,812

Total Investments in Securities	$2,783,853	$—	$74,959	$2,858,812

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Beginning balance as of November 1, 2011	$74,830
Accrued discounts/premiums	—
Realized gain/(loss)	(51,187)
Change in unrealized appreciation/(depreciation)	51,265
Net purchases	36,245
Net sales	(36,194)
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance as of January 31, 2012	$74,959

Net change in unrealized appreciation/(depreciation) from investments (Level 3) still held as of January 31, 2012 is $51,265.

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK—99.8%

CHINA— 70.5%

Technology—70.5%
21Vianet Group ADR *	4,603	$49,344
AsiaInfo Holdings *	16,609	194,824
Baidu ADR *	2,522	321,605
Camelot Information Systems ADR *	5,600	14,224
China Communications Services, Cl H	184,059	82,119
China Wireless Technologies	495,734	88,215
ChinaCache International Holdings ADR *	1,030	7,200
hiSoft Technology International ADR *	5,350	60,829
iSoftStone Holdings ADR *	3,390	36,036
Kingdee International Software Group	425,598	126,772
Lenovo Group	480,756	384,972
Netease.com ADR *	3,745	179,123
O-Net Communications Group *	185,733	49,815
Qihoo 360 Technology ADR *	7,221	130,700
Semiconductor Manufacturing International *	3,133,951	165,687
Sina *	4,098	287,967
Sky-mobi ADR *	503	1,871
Sohu.com *	2,923	174,269
Spreadtrum Communications ADR	6,250	96,688
Tencent Holdings	15,520	379,640
VanceInfo Technologies ADR *	12,201	153,367
ZTE, Cl H	59,954	163,122

TOTAL CHINA		3,148,389

HONG KONG— 29.3%

Technology—29.3%
ASM Pacific Technology	30,933	398,075
Comba Telecom Systems Holdings	140,928	98,676
Digital China Holdings	114,151	188,409
Foxconn International Holdings *	266,719	183,657
Heng Xin China Holdings *	574,269	46,652
TCL Communication Technology Holdings	171,244	78,831
VODone	808,628	116,783
VTech Holdings	18,710	195,059

TOTAL HONG KONG		1,306,142

TOTAL COMMON STOCK (Cost $4,182,803)		4,454,531

TOTAL INVESTMENTS—99.8% (Cost $4,182,803)††		$4,454,531

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ China Technology ETF

Percentages are based on Net Assets of $4,464,394.

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $4,182,803, and the unrealized appreciation and depreciation were $532,154 and $(260,426) respectively.

ADR—American Depositary Receipt

Cl—Class

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$4,454,531	$—	$—	$4,454,531

Total Investments in Securities	$4,454,531	$—	$—	$4,454,531

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK—99.8%

INDONESIA—20.3%

Consumer Goods—9.5%
Astra International	197,127	$1,731,996
Gudang Garam	38,991	247,493
Unilever Indonesia	102,000	222,628

		2,202,117

Financials—7.6%
Bank Central Asia	801,807	714,305
Bank Mandiri	617,759	460,911
Bank Rakyat Indonesia Persero	799,154	609,600

		1,784,816

Telecommunications—2.2%
Telekomunikasi Indonesia ADR	16,403	502,752

Utilities—1.0%
Perusahaan Gas Negara	648,500	243,729

TOTAL INDONESIA		4,733,414

MALAYSIA—29.1%

Basic Materials—2.0%
Petronas Chemicals Group	209,284	459,186

Consumer Goods—2.4%
IOI	314,745	559,087

Consumer Services—2.9%
Genting	181,284	663,118

Financials—12.2%
CIMB Group Holdings	364,596	828,736
Malayan Banking	366,875	989,597
Public Bank	231,140	1,032,527

		2,850,860

Industrials—3.8%
Sime Darby	294,326	884,914

Oil & Gas—1.1%
Petronas Gas	51,702	266,673

Telecommunications—3.9%
Axiata Group	414,332	636,490
Maxis	150,200	282,119

		918,609

Utilities—0.8%
Tenaga Nasional	90,000	177,632

TOTAL MALAYSIA		6,780,079

Schedule of Investments (Unaudited)	January 31, 2012

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK—continued

PHILIPPINES—0.8%

Telecommunications—0.8%
Philippine Long Distance Telephone ADR	2,910	$184,843

SINGAPORE—37.8%

Consumer Goods—3.0%
Wilmar International	166,847	709,846

Consumer Services—5.4%
Genting Singapore *	405,900	526,137
Jardine Cycle & Carriage	9,302	379,995
Singapore Airlines	40,011	353,178

		1,259,310

Financials—18.2%
CapitaLand	212,800	445,061
City Developments	45,200	354,411
DBS Group Holdings	115,053	1,239,736
Oversea-Chinese Banking	168,098	1,149,617
United Overseas Bank	76,607	1,056,354

		4,245,179

Industrials—2.5%
Noble Group	318,647	342,086
Singapore Technologies Engineering	101,800	238,815

		580,901

Oil & Gas—3.2%
Keppel	87,325	753,460

Telecommunications—5.5%
Singapore Telecommunications	520,228	1,282,471

TOTAL SINGAPORE		8,831,167

THAILAND—11.8%

Financials—4.4%
Bangkok Bank	63,000	312,860
Kasikornbank	78,000	325,526
Siam Commercial Bank	101,628	397,832

		1,036,218

Industrials—0.9%
Siam Cement	19,658	220,047

Oil & Gas—4.8%
PTT	55,839	614,211
PTT Exploration & Production	86,292	494,134

		1,108,345

Telecommunications—1.7%
Advanced Info Service	78,700	384,461

Schedule of Investments (Unaudited)	January 31, 2012

Global X FTSE ASEAN 40 ETF

Value
COMMON STOCK—continued

TOTAL THAILAND	$2,749,071

TOTAL COMMON STOCK (Cost $23,849,434)	23,278,574

TOTAL INVESTMENTS—99.8% (Cost $23,849,434)††	$23,278,574

Percentages are based on Net Assets of $23,319,348.

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $23,849,434, and the unrealized appreciation and depreciation were $631,558 and $(1,202,418) respectively.

ADR—American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$23,278,574	$—	$—	$23,278,574

Total Investments in Securities	$23,278,574	$—	$—	$23,278,574

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK—99.4%

CHILE— 49.7%

Basic Materials—9.6%
CAP	4,537	$190,122
Empresas CMPC	46,005	183,224
Sociedad Quimica y Minera de Chile ADR	4,781	280,836

		654,182

Consumer Goods—2.2%
Cia Cervecerias Unidas ADR	1,061	66,482
Embotelladora Andina ADR, Cl B	1,319	36,536
Vina Concha y Toro ADR	1,166	48,098

		151,116

Consumer Services—10.9%
Cencosud	36,656	208,523
Lan Airlines ADR	10,316	258,932
Ripley	41,182	43,284
SACI Falabella	29,056	248,614

		759,353

Financials—10.2%
Banco de Chile ADR	2,517	226,253
Banco de Credito e Inversiones	1,802	115,113
Banco Santander Chile ADR	2,971	242,137
Corpbanca ADR	3,523	78,246
Parque Arauco	22,422	39,834

		701,583

Health Care—0.4%
CFR Pharmaceuticals *	109,629	26,658

Industrials—1.5%
Cia Sud Americana de Vapores	279,523	56,331
Salfacorp	18,500	48,942

		105,273

Oil & Gas—4.2%
Empresas COPEC	19,308	288,752

Technology—1.0%
Sonda	24,602	67,012

Telecommunications—1.0%
ENTEL Chile	3,940	71,731

Utilities—8.7%
AES Gener	102,991	59,605
Colbun	293,024	76,780
Empresa Nacional de Electricidad ADR	5,554	260,427
Enersis ADR	11,099	203,223

		600,035

TOTAL CHILE		3,425,695

Schedule of Investments (Unaudited)	January 31, 2012

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK—continued

COLOMBIA— 33.0%

Consumer Goods—0.3%
Fabricato *	360,615	$17,939

Consumer Services—2.4%
Almacenes Exito	12,408	168,714

Financials—10.8%
BanColombia ADR	8,608	533,782
Grupo de Inversiones Suramericana	12,133	204,407

		738,189

Industrials—4.1%
Cementos Argos	19,155	115,404
Inversiones Argos	17,891	165,738

		281,142

Oil & Gas—13.8%
Ecopetrol ADR	11,699	597,468
Pacific Rubiales Energy CAD	14,156	356,301

		953,769

Utilities—1.6%
Interconexion Electrica	17,808	110,439

TOTAL COLOMBIA		2,270,192

PERU—16.7%

Basic Materials—12.2%
Cia de Minas Buenaventura ADR	7,682	329,558
Sociedad Minera Cerro Verde SAA *	1,476	56,678
Southern Copper	9,195	318,975
Volcan Cia Minera SAA	102,641	133,647

		838,858

Financials—4.5%
Credicorp	1,142	128,737
Credicorp Ltd.	1,583	179,924

		308,661

TOTAL PERU		1,147,519

TOTAL COMMON STOCK (Cost $7,057,578)		6,843,406

PREFERRED STOCK—0.4%

COLOMBIA—0.4%

Financials—0.4%
Banco Davivienda
TOTAL PREFERRED STOCK (Cost $29,533)	2,860	31,300

TOTAL INVESTMENTS—99.8% (Cost $7,087,111)††		$6,874,706

Percentages are based on Net Assets of $6,887,185.

Schedule of Investments (Unaudited)	January 31, 2012

Global X FTSE Andean 40 ETF

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $7,087,111, and the unrealized appreciation and depreciation were $289,232 and $(501,637) respectively.

ADR—American Depositary Receipt

CAD—Canadian Dollar

Cl—Class

Ltd.—Limited

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	6,843,406	—	—	6,843,406
Preferred Stock	31,300	—	—	31,300

Total Investments in Securities	$6,874,706	$—	$—	$6,874,706

For the period ended January 31, 2012, there have been no significant transfers between Level 1 & Level 2 investments.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X FTSE Colombia 20 ETF

	Shares	Value
COMMON STOCK—95.9%

COLOMBIA— 95.9%

Consumer Goods—7.0%
Fabricato *	63,401,842	$3,153,972
Grupo Nutresa	489,641	5,764,622

		8,918,594

Consumer Services—4.5%
Almacenes Exito	429,670	5,842,296

Financials—37.6%
BanColombia ADR	275,348	17,074,330
Bolsa de Valores de Colombia	175,073,633	2,806,288
Cia Colombiana de Inversiones	2,749,837	6,809,236
Financiera Colombiana	313,546	5,975,606
Grupo Aval Acciones y Valores	11,821,185	7,840,715
Grupo de Inversiones Suramericana	387,425	6,527,036
Interbolsa *	920,284	1,246,239

		48,279,450

Industrials—10.2%
Cementos Argos	979,381	5,900,538
Inversiones Argos	639,813	5,927,076
Tableros y Maderas de Caldas	238,153,330	1,329,510

		13,157,124

Oil & Gas—26.7%
Canacol Energy *	4,408,282	3,870,000
Ecopetrol ADR (A)	372,398	19,018,366
Pacific Rubiales Energy CAD	437,864	11,020,858
Pacific Rubiales Energy USD	15,000	375,600

		34,284,824

Telecommunications—0.8%
Empresa de Telecomunicaciones de Bogota	3,993,096	1,081,482

Utilities—9.1%
Interconexion Electrica	955,099	5,923,177
Isagen	5,031,517	5,798,537

		11,721,714

TOTAL COLOMBIA		123,285,484

TOTAL COMMON STOCK (Cost $119,465,649)		123,285,484

PREFERRED STOCK—4.1%

COLOMBIA— 4.1%

Financials—4.1%
Banco Davivienda
TOTAL PREFERRED STOCK (Cost $5,220,188)	483,731	5,293,983

Schedule of Investments (Unaudited)	January 31, 2012

Global X FTSE Colombia 20 ETF

	Face Amount	Value
REPURCHASE AGREEMENT—0.8%

Merrill Lynch
0.170%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price
$1,019,205 (collateralized by a U.S. Treasury Notes, par value $971,900
2.250%, 07/31/18, with a total market value of $1,039,632) (B)	$1,019,200	$1,019,200

TOTAL REPURCHASE AGREEMENT (Cost $1,019,200)		1,019,200

TOTAL INVESTMENTS—100.8% (Cost $125,705,037)††		$129,598,667

Percentages are based on Net Assets of $128,633,517.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $991,956.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2012 was $1,019,200.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $125,705,037, and the unrealized appreciation and depreciation were $9,358,111 and $(5,464,481) respectively.

ADR—American Depositary Receipt

CAD—Canadian Dollar

USD—U.S. Dollar

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	123,285,484	—	—	123,285,484
Preferred Stock	5,293,983	—	—	5,293,983
Repurchase Agreement	—	1,019,200	—	1,019,200

Total Investments in Securities	$128,579,467	$1,019,200	$—	$129,598,667

For the period ended January 31, 2012, there have been no significant transfers between Level 1 & Level 2 investments.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X FTSE Argentina 20 ETF

	Shares	Value
COMMON STOCK—99.8%

ARGENTINA— 80.8%

Basic Materials—20.2%
Tenaris ADR	21,050	$826,423

Consumer Discretionary—8.5%
Arcos Dorados Holdings *	16,151	347,246

Consumer Goods—3.1%
Cresud SACIF y A ADR	9,983	126,385

Consumer Services—8.8%
MercadoLibre	4,136	361,486

Financials—13.1%
Banco Macro ADR	8,969	221,893
BBVA Banco Frances ADR	14,234	87,539
Grupo Financiero Galicia ADR	19,111	147,728
IRSA Inversiones y Representaciones ADR	7,678	77,778

		534,938

Oil & Gas—13.2%
Petrobras Argentina ADR	10,453	169,757
Transportadora de Gas del Sur ADR	10,331	30,890
YPF ADR	9,809	343,315

		543,962

Telecommunications—9.7%
Nortel Inversora ADR *	7,612	196,313
Telecom Argentina ADR	9,589	200,890

		397,203

Utilities—4.2%
Empresa Distribuidora Y Comercializadora Norte ADR *	2,934	18,690
Pampa Energia ADR	13,608	152,273

		170,963

TOTAL ARGENTINA		3,308,606

CANADA—15.4%

Basic Materials—15.4%
Goldcorp	3,123	151,122
Pan American Silver	6,409	146,638
Silver Standard Resources *	9,555	165,015
Yamana Gold	9,770	168,728

TOTAL CANADA		631,503

Schedule of Investments (Unaudited)	January 31, 2012

Global X FTSE Argentina 20 ETF

	Shares	Value
COMMON STOCK—continued

CHILE—3.6%

Consumer Services—3.6%
Cencosud	25,509	$145,112

TOTAL COMMON STOCK (Cost $ 4,647,515)		4,085,221

TOTAL INVESTMENTS—99.8% (Cost $4,647,515)††		$4,085,221

Percentages are based on Net Assets of $4,092,794.

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $4,647,515, and the unrealized appreciation and depreciation were $130,959 and $(693,253) respectively.

ADR—American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$4,085,221	$—	$—	$4,085,221

Total Investments in Securities	$4,085,221	$—	$—	$4,085,221

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements

Schedule of Investments (Unaudited)	January 31, 2012

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK—86.5%

BRAZIL— 86.5%

Basic Materials—2.4%
Fibria Celulose ADR	69,732	$557,159

Consumer Goods—10.3%
Cia Hering	20,456	491,984
Cosan, Cl A	24,386	313,116
Cosan Industria e Comercio	22,748	368,257
Hypermarcas	56,179	341,649
JBS *	97,331	356,150
Natura Cosmeticos	25,365	543,525

		2,414,681

Consumer Services—8.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	23,926	1,019,487
Gol Linhas Aereas Inteligentes ADR	20,436	141,008
Lojas Renner	18,312	618,684
TAM ADR	15,385	333,239

		2,112,418

Financials—14.9%
BR Malls Participacoes	61,378	670,262
Cyrela Brazil Realty Empreendimentos e Participacoes	40,457	374,846
MRV Engenharia e Participacoes	48,411	372,862
Multiplan Empreendimentos Imobiliarios	10,678	244,586
PDG Realty Empreendimentos e Participacoes	167,444	678,866
Porto Seguro	15,150	180,190
Redecard	53,824	970,885

		3,492,497

Industrials—8.4%
All America Latina Logistica	72,810	419,023
CCR	32,989	229,712
Duratex	36,025	201,961
Embraer ADR	27,586	756,408
Weg	33,314	371,618

		1,978,722

Telecommunications—10.5%
Telegraph Norte Leste Participacoes ADR	43,161	405,282
Tim Participacoes ADR	72,056	2,078,816

		2,484,098

Utilities—31.1%
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	16,976	1,118,549
Cia Energetica de Minas Gerais ADR	58,871	1,191,549
Cia Paranaense de Energia ADR	19,110	437,428
CPFL Energia ADR	71,699	2,125,875
EDP—Energias do Brasil	11,885	276,997

Schedule of Investments (Unaudited)	January 31, 2012

Global X Brazil Mid Cap ETF

	Shares/Face Amount	Value
COMMON STOCK—continued

Utilities—continued
Tractebel Energia	30,436	$528,791
Ultrapar Participacoes ADR	81,125	1,614,387

		7,293,576

TOTAL BRAZIL		20,333,151

TOTAL COMMON STOCK (Cost $18,914,851)		20,333,151

PREFERRED STOCK—12.7%

BRAZIL—12.7%

Basic Materials—2.7%
Metalurgica Gerdau, Cl A	40,047	481,582
Suzano Papel e Celulose	33,427	141,648

		623,230

Consumer Services—1.8%
Lojas Americanas	43,656	422,235

Financials—4.0%
Banco do Estado do Rio Grande do Sul	26,699	307,612
Bradespar	31,616	636,738

		944,350

Telecommunications—1.6%
Telemar Norte Leste	14,626	376,894

Utilities—2.6%
AES Tiete	14,447	206,906
Cia Energetica de Sao Paulo	22,228	417,499

		624,405

TOTAL BRAZIL		2,991,114

TOTAL PREFERRED STOCK (Cost $3,107,361)		2,991,114

CORPORATE OBLIGATIONS—0.6%

Hypermarcas
11.30%, 10/15/18(A) (B)	$59,000	34,345
3.00%, 10/15/18(A) (B)	59,000	34,345
Marfrig Alimentos, Convertible
0.00%, 07/15/15(A) (B) (C)	12	69,658

TOTAL CORPORATE OBLIGATION (Cost $141,511)		138,348

Schedule of Investments (Unaudited)	January 31, 2012

Global X Brazil Mid Cap ETF

	Number of Warrants	Value
WARRANT—0.0%

Hypermarcas—Strike Price $29.48* (A) (B)
0.00%, Expires 12/08/11
(Cost $–)	59	—

TOTAL INVESTMENTS—99.8% (Cost $22,163,723)††		$23,462,613

Percentages are based on Net Assets of $23,515,317.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of January 31, 2012 was 138,348 and represented 0.59% of Net Assets.
(B)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2012, was 138,348 and represents 0.59% of net assets.
(C)	Floating rate security—Rate disclosed is the rate in effect on January 31, 2012.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $22,163,723, and the unrealized appreciation and depreciation were $3,341,365 and $(2,042,475) respectively.

ADR—American Depositary Receipt

Cl—Class

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$20,333,151	$—	$—	$20,333,151
Preferred Stock	2,991,114	—	—	2,991,114
Corporate Obligations	—	—	138,348	138,348
Warrants	—	—	—	—

Total Investments in Securities	$23,324,265	$—	$138,348	$23,462,613

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Obligations
Beginning balance as of November 1, 2011	$140,750
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(2,402)
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance as of January 31, 2012	$138,348

Net change in unrealized appreciation/(depreciation) from investments still held as of January 31, 2012 is $(2,402).

For the period ended January 31, 2012, there have been no significant transfers between Level 1 & Level 2 investments.

For the period ended January 31, 2012, there were no transfers between level 1 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements

Schedule of Investments (Unaudited)	January 31, 2012

Global X Brazil Consumer ETF

	Shares	Value
COMMON STOCK—82.7%

BRAZIL—82.7%

Consumer Goods—49.3%
Arezzo Industria e Comercio	36,122	$604,826
BRF—Brasil Foods ADR	68,416	1,370,372
Cia Hering	63,338	1,523,333
Cosan, Cl A	116,195	1,491,944
Cosan Industria e Comercio	91,939	1,488,356
Gafisa ADR	189,795	1,028,689
Hypermarcas	301,230	1,831,909
JBS *	408,694	1,495,479
M Dias Branco	36,770	974,469
Marfrig Alimentos	107,320	492,874
Natura Cosmeticos	68,154	1,460,415
Sao Martinho	29,331	338,609
SLC Agricola	41,610	381,240
Souza Cruz	106,144	1,382,188

		15,864,703

Consumer Services—33.4%
Anhanguera Educacional Participacoes	124,488	1,675,238
B2W Cia Global Do Varejo	56,522	337,261
Gol Linhas Aereas Inteligentes ADR	117,037	807,555
Localiza Rent a Car	90,515	1,487,073
Lojas Renner	45,750	1,545,697
Marisa Lojas	40,280	461,318
Multiplus	38,068	669,672
Raia Drogasil	196,847	1,634,474
Restoque Comercio e Confeccoes de Roupas	35,157	575,380
TAM ADR	71,407	1,546,676

		10,740,344

TOTAL COMMON STOCK (Cost $27,772,004)		26,605,047

PREFERRED STOCK—16.7%

BRAZIL—16.7%

Consumer Goods—6.2%
Alpargatas	69,966	562,917
Cia de Bebidas das Americas ADR	39,779	1,447,558

		2,010,475

Consumer Services—10.5%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	37,408	1,593,955
Lojas Americanas	163,830	1,584,544
Saraiva Livreiros Editores	15,387	186,269

		3,364,768

Schedule of Investments (Unaudited)	January 31, 2012

Global X Brazil Consumer ETF

	Face Amount/Number of Warrants	Value
PREFERRED STOCK—continued

TOTAL PREFERRED STOCK (Cost $4,464,411)		$5,375,243

CORPORATE OBLIGATIONS—0.4%

BRAZIL—0.4%

Hypermarcas
11.30%, 10/15/18(A) (B)	$84,000	48,898
3.00%, 10/15/18(A) (B)	84,000	48,898
Marfrig Alimentos, Convertible
0.00%, 07/15/15(A) (B) (C)	6	34,807

TOTAL CORPORATE OBLIGATIONS (Cost $136,027)		132,603

WARRANT—0.0%

BRAZIL—0.0%

Hypermarcas—Strike Price $29.48 * (A) (B)
0.00%, Expires 12/08/11
(Cost $–)	84	—

TOTAL INVESTMENTS—99.8% (Cost $32,372,442)††		$32,112,893

Percentages are based on Net Assets of $32,178,256.

ADR—American Depositary Receipt

Cl—Class

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of January 31, 2012 was 132,603 and represented 0.41% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2012, was 132,603 and represents 0.41% of net assets.
(C)	Floating rate security—Rate disclosed is the rate in effect on January 31, 2012.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $32,372,442, and the unrealized appreciation and depreciation were $3,407,757 and $(3,667,306) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$26,605,047	$—	$—	$26,605,047
Preferred Stock	5,375,243	—	—	5,375,243
Corporate Obligations	—	—	132,603	132,603
Warrant	—	—	—	—

Total Investments in Securities	$31,980,290	$—	$132,603	$32,112,893

Schedule of Investments (Unaudited)	January 31, 2012

Global X Brazil Consumer ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Obligations
Beginning balance as of November 1, 2011	$134,905
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(2,302)
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance as of January 31, 2012	$132,603

Net change in unrealized appreciation/(depreciation) from investments still held as of January 31, 2012 is $(2,302).

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Brazil Financials ETF

	Shares	Value
COMMON STOCK—94.8%

BRAZIL—94.8%

Financials—94.8%
Banco Bradesco ADR	32,380	$578,954
Banco do Brasil	39,911	621,417
Banco Santander Brasil ADR	69,276	631,797
BM&F Bovespa	45,968	289,291
BR Malls Participacoes	24,804	270,866
BR Properties	16,168	176,373
Brasil Brokers Participacoes	14,834	57,933
Brookfield Incorporacoes	20,884	73,428
CETIP—Balcao Organizado de Ativos e Derivativos	17,309	267,123
Cielo	9,432	281,129
Cyrela Brazil Realty Empreendimentos e Participacoes	26,639	246,818
Even Construtora e Incorporadora	20,868	86,039
Ez Tec Empreendimentos e Participacoes	4,878	49,554
Iguatemi Empresa de Shopping Centers	2,901	61,814
Itau Unibanco Holding ADR	29,945	597,702
MRV Engenharia e Participacoes	31,877	245,516
Multiplan Empreendimentos Imobiliarios	6,839	156,651
PDG Realty Empreendimentos e Participacoes	69,038	279,900
Porto Seguro	10,114	120,293
Redecard	14,918	269,093
Rossi Residencial	17,174	92,838
Sul America	28,036	282,560

TOTAL COMMON STOCK (Cost $5,890,574)		5,737,089

PREFERRED STOCK—4.9%

BRAZIL—4.9%

Financials—4.9%
Banco ABC Brasil	4,999	35,983
Banco do Estado do Rio Grande do Sul	17,095	196,960
Banco Industrial e Comercial	6,282	28,059
Banco Panamericano*	8,994	34,971

TOTAL PREFERRED STOCK (Cost $288,072)		295,973

Schedule of Investments (Unaudited)	January 31, 2012

Global X Brazil Financials ETF

	Number of Rights	Value
RIGHTS—0.1%

Brazil—0.1%

Banco Panamericano SA, Expires 05/09/12*

TOTAL RIGHTS (Cost $–)	10,951	$4,829

TOTAL INVESTMENTS—99.8% (Cost $6,178,646)††		$6,037,891

Percentages are based on Net Assets of $6,051,529.

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $6,178,646, and the unrealized appreciation and depreciation were $409,269 and $(550,024) respectively.

ADR—American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$5,737,089	$—	$—	$5,737,089
Preferred Stock	295,973	—	—	295,973
Rights	—	4,829	—	4,829

Total Investments in Securities	$6,033,062	$4,829	$—	$6,037,891

For the period ended January 31, 2012, there have been no significant transfers between Level 1 & Level 2 investments.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Mexico Small-Cap ETF

	Shares	Value
COMMON STOCK—99.7%

MEXICO—99.7%

Basic Materials—9.1%
Cia Minera Autlan	1,784	$2,156
Grupo Simec, Cl B *	9,369	24,014
Industrias CH, Cl B *	8,032	29,968

		56,138

Consumer Goods—31.5%
Consorcio ARA	31,722	10,735
Corporacion GEO *	17,531	27,687
Desarrolladora Homex ADR *	2,196	44,359
Gruma, Cl B *	12,576	27,987
Grupo Herdez	14,402	28,183
Industrias Bachoco	9,291	15,593
Sare Holding, Cl B *	80,674	8,296
Urbi Desarrollos Urbanos *	22,315	31,835

		194,675

Consumer Services—25.0%
Alsea	25,966	29,292
Controladora Comercial Mexicana *	17,978	35,829
Grupo Comercial Chedraui	10,501	25,787
Grupo Famsa, Cl A *	11,048	9,835
Megacable Holdings *	12,312	25,652
TV Azteca	41,661	28,518

		154,913

Financials—6.1%
Bolsa Mexicana de Valores	3,229	6,031
Compartamos	19,617	22,942
Inmuebles Carso *	10,686	8,611

		37,584

Health Care—2.1%
Genomma Lab Internacional, Cl B *	5,874	12,892

Industrials—23.2%
Empresas ICA ADR *	5,021	32,637
Grupo Aeroportuario del Pacifico ADR	762	28,552
Grupo Aeroportuario del Sureste ADR	467	30,761
OHL Mexico *	13,655	22,090
Promotoray Operadora de Infraestructura *	6,376	29,113

		143,153

Telecommunications—2.7%
Axtel *	48,214	16,687

Schedule of Investments (Unaudited)	January 31, 2012

Global X Mexico Small-Cap ETF

Value
COMMON STOCK—continued

TOTAL COMMON STOCK (Cost $ 677,774)	$616,042

TOTAL INVESTMENTS—99.7% (Cost $677,774)††	$616,042

Percentages are based on Net Assets of $617,638.

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $677,774, and the unrealized appreciation and depreciation were $28,562 and $(90,294) respectively.

ADR—American Depositary Receipt

Cl—Class

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$616,042	$—	$—	$616,042

Total Investments in Securities	$616,042	$—	$—	$616,042

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Russell Emerging Markets Growth ETF

	Shares	Value
COMMON STOCK—93.3%

BRAZIL—12.3%

Basic Materials—3.0%
Cia Siderurgica Nacional ADR	1,110	$11,400
Vale ADR, Cl B	2,158	54,597

		65,997

Consumer Goods—1.0%
BRF—Brasil Foods ADR	1,096	21,953

Financials—7.5%
Banco Bradesco ADR	4,032	72,092
Banco do Brasil	106	1,651
Cielo	344	10,253
Itau Unibanco Holding ADR	3,302	65,908
Itausa—Investimentos Itau	1,440	11,833

		161,737

Oil & Gas—0.8%
OGX Petroleo e Gas Participacoes *	1,820	17,248

TOTAL BRAZIL		266,935

CHILE—1.1%

Consumer Services—0.4%
SACI Falabella	900	7,701

Oil & Gas—0.4%
Empresas COPEC	626	9,362

Utilities—0.3%
Empresa Nacional de Electricidad ADR	162	7,596

TOTAL CHILE		24,659

CHINA—16.9%

Basic Materials—0.3%
Yanzhou Coal Mining ADR	302	7,184

Consumer Goods—0.4%
Tingyi Cayman Islands Holding	2,800	8,178

Consumer Services—0.1%
Air China, Cl H	3,200	2,554

Energy—1.3%
China Coal Energy, Cl H	6,000	7,536
China Shenhua Energy, Cl H	4,800	21,106

		28,642

Financials—10.4%
Agricultural Bank of China, Cl H	24,000	11,853
Bank of Communications, Cl H	9,900	7,940
China Citic Bank, Cl H	10,000	6,383
China Construction Bank, Cl H	94,000	75,272

Schedule of Investments (Unaudited)	January 31, 2012

Global X Russell Emerging Markets Growth ETF

	Shares	Value
COMMON STOCK—continued

Financials—continued
China Life Insurance ADR	738	$32,428
China Merchants Bank, Cl H	5,800	12,804
China Pacific Insurance Group, Cl H	1,460	4,857
Industrial & Commercial Bank of China, Cl H	82,000	57,415
Ping An Insurance Group, Cl H	2,200	17,418

		226,370

Industrials—0.6%
Byd, Cl H	840	2,627
China Communications Construction, Cl H	6,000	5,578
China Railway Construction, Cl H	3,000	1,950
China Railway Group, Cl H	6,000	2,143

		12,298

Oil & Gas—0.4%
PetroChina ADR	56	8,148

Technology—3.4%
Baidu ADR *	370	47,182
Tencent Holdings	1,100	26,908

		74,090

TOTAL CHINA		367,464

COLOMBIA—0.7%

Oil & Gas—0.7%
Ecopetrol ADR	306	15,627

CZECH REPUBLIC—0.2%

Utilities—0.2%
CEZ	100	4,043

HONG KONG—4.6%

Consumer Goods—0.5%
Belle International Holdings, Cl A	6,786	11,025

Financials—1.2%
BOC Hong Kong Holdings	4,129	10,915
China Overseas Land & Investment	5,600	10,441
China Resources Land	3,000	5,300

		26,656

Oil & Gas—2.1%
CNOOC ADR	222	45,155

Telecommunications—0.8%
China Mobile ADR	326	16,652

TOTAL HONG KONG		99,488

INDIA—9.6%

Basic Materials—0.3%
Sterlite Industries India ADR	730	6,680

Schedule of Investments (Unaudited)	January 31, 2012

Global X Russell Emerging Markets Growth ETF

	Shares	Value

COMMON STOCK—continued

Financials—3.1%
HDFC Bank ADR	1,240	$38,477
ICICI Bank ADR	408	14,774
State Bank of India GDR	186	15,531

		68,782

Industrials—0.5%
Larsen & Toubro GDR	410	10,898

Oil & Gas—2.6%
Reliance Industries GDR (A)	1,694	56,071

Technology—3.1%
Infosys ADR	1,110	61,039
Wipro ADR	512	5,570

		66,609

TOTAL INDIA		209,040

INDONESIA—3.6%

Consumer Goods—1.4%
Astra International	3,000	26,359
Unilever Indonesia	1,720	3,754

		30,113

Financials—1.7%
Bank Central Asia	18,800	16,748
Bank Mandiri	12,257	9,145
Bank Rakyat Indonesia Persero	14,415	10,996

		36,889

Telecommunications—0.5%
Telekomunikasi Indonesia ADR	348	10,666

TOTAL INDONESIA		77,668

MALAYSIA—2.1%

Financials—1.5%
CIMB Group Holdings	5,200	11,820
Malayan Banking	3,789	10,221
Public Bank	2,600	11,580

		33,621

Industrials—0.4%
Sime Darby	2,600	7,817

Telecommunications—0.2%
Maxis	2,800	5,259

TOTAL MALAYSIA		46,697

MEXICO—5.8%

Basic Materials—0.8%
Grupo Mexico, Cl B	5,414	17,238

Schedule of Investments (Unaudited)	January 31, 2012

Global X Russell Emerging Markets Growth ETF

	Shares	Value
COMMON STOCK—continued

Consumer Goods—1.3%
Fomento Economico Mexicano ADR	318	$22,426
Grupo Modelo	920	5,703

		28,129

Consumer Services—1.6%
Grupo Elektra	100	8,748
Wal-Mart de Mexico	8,200	25,328

		34,076

Telecommunications—2.1%
America Movil ADR, Ser L	1,988	46,141

TOTAL MEXICO		125,584

MOROCCO—0.2%

Telecommunications—0.2%
Maroc Telecom	204	3,356

POLAND—0.7%

Financials—0.7%
Bank Pekao	130	6,354
Powszechna Kasa Oszczednosci Bank Polski	898	9,706

TOTAL POLAND		16,060

RUSSIA—6.1%

Basic Materials—2.0%
MMC Norilsk Nickel ADR	1,668	32,042
Uralkali	1,424	10,182

		42,224

Financials—1.7%
Sberbank of Russia	11,749	35,129
VTB Bank GDR	504	2,358

		37,487

Oil & Gas—1.6%
NovaTek OAO	2,694	34,348

Telecommunications—0.8%
Mobile Telesystems ADR	560	9,386
Rostelecom	1,787	8,849

		18,235

TOTAL RUSSIA		132,294

SOUTH AFRICA—10.3%

Basic Materials—2.5%
Anglo American Platinum	102	7,234
AngloGold Ashanti ADR	562	25,739
Impala Platinum Holdings	672	14,771
Kumba Iron Ore	116	7,964

		55,708

Schedule of Investments (Unaudited)	January 31, 2012

Global X Russell Emerging Markets Growth ETF

	Shares	Value
COMMON STOCK—continued

Consumer Services—1.4%
Naspers, Cl N	608	$30,495

Financials—1.9%
ABSA Group	472	8,958
FirstRand	5,022	14,498
Standard Bank Group	1,194	16,381

		39,837

Oil & Gas—2.2%
Sasol ADR	926	47,541

Telecommunications—2.3%
MTN Group	2,730	46,554
Vodacom Group	340	4,194

		50,748

TOTAL SOUTH AFRICA		224,329

SOUTH KOREA—7.5%

Basic Materials—1.0%
LG Chemical	66	21,977

Consumer Goods—4.0%
Hyundai Mobis *	100	24,662
Hyundai Motor	208	40,926
Kia Motors	362	21,755

		87,343

Financials—0.6%
Samsung Life Insurance	125	9,326
Shinhan Financial Group ADR	50	3,958

		13,284

Industrials—0.6%
Hyundai Heavy Industries	49	13,589

Oil & Gas—0.6%
SK Innovation	83	12,562

Technology—0.7%
Hynix Semiconductor *	274	6,550
Samsung Electronics	9	8,870

		15,420

TOTAL SOUTH KOREA		164,175

TAIWAN—10.3%

Basic Materials—2.5%
Formosa Chemicals & Fibre	7,276	20,918
Formosa Plastics	7,178	20,928
Nan Ya Plastics	6,000	12,683

		54,529

Schedule of Investments (Unaudited)	January 31, 2012

Global X Russell Emerging Markets Growth ETF

	Shares	Value
COMMON STOCK—continued

Financials—0.5%
Cathay Financial Holding	9,792	$11,178

Industrials—2.0%
Hon Hai Precision Industry	13,420	43,256

Oil & Gas—0.4%
Formosa Petrochemical	3,000	9,365

Technology—4.9%
HTC	1,050	17,242
Taiwan Semiconductor Manufacturing ADR	6,284	88,479

		105,721

TOTAL TAIWAN		224,049

THAILAND—1.0%

Oil & Gas—1.0%
PTT	1,080	11,880
PTT Exploration & Production	1,720	9,849

TOTAL THAILAND		21,729

TURKEY—0.3%

Financials—0.3%
Turkiye Garanti Bankasi	818	2,956
Turkiye Is Bankasi, Cl C	2,078	4,340

TOTAL TURKEY		7,296

TOTAL COMMON STOCK (Cost $2,306,516)		2,030,493

PREFERRED STOCK—6.4%

BRAZIL—6.4%

Basic Materials—3.3%
Vale ADR, Cl B	2,978	72,097

Consumer Goods—1.8%
Cia de Bebidas das Americas ADR	1,078	39,229

Financials—1.1%
Itausa—Investimentos Itau	3,600	23,584

Technology—0.2%
Samsung Electronics	7	4,113

TOTAL BRAZIL		139,023

TOTAL PREFERRED STOCK (Cost $155,807)		139,023

TOTAL INVESTMENTS—99.7% (Cost $2,462,323)††		$2,169,516

Schedule of Investments (Unaudited)	January 31, 2012

Global X Russell Emerging Markets Growth ETF

Percentages are based on Net Assets of $2,175,669.

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $2,462,323, and the unrealized appreciation and depreciation were $66,788 and $(359,595) respectively.

ADR—American Depositary Receipt

Cl—Class

GDR—Global Depositary Receipt

Ser—Series

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$2,030,493	$—	$—	$2,030,493
Preferred Stock	139,023	—	—	139,023

Total Investments in Securities	$2,169,516	$—	$—	$2,169,516

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Russell Emerging Markets Value ETF

	Shares	Value
COMMON STOCK—95.5%

BRAZIL—21.1%

Basic Materials—1.4%
Gerdau ADR	3,420	$32,490

Financials—4.3%
Banco do Brasil	2,614	40,700
Banco Santander Brasil ADR	2,400	21,888
BM&F Bovespa	5,800	36,501

		99,089

Oil & Gas—15.4%
Petroleo Brasileiro ADR	5,603	171,172
Petroleo Brasileiro ADR, Cl A	6,529	182,355

		353,527

TOTAL BRAZIL		485,106

CHINA—12.8%

Basic Materials—0.2%
Aluminum Corp of China ADR	480	5,841

Financials—4.7%
Bank of China, Cl H	203,615	87,431
China Citic Bank, Cl H	20,223	12,908
China Minsheng Banking, Cl H	9,000	8,321

		108,660

Industrials—0.6%
China Communications Construction, Cl H	14,588	13,563

Oil & Gas—6.1%
China Petroleum & Chemical ADR	486	58,393
PetroChina ADR	560	81,480

		139,873

Telecommunications—1.2%
China Telecom ADR	486	27,260

TOTAL CHINA		295,197

CZECH REPUBLIC—0.6%

Utilities—0.6%
CEZ	340	13,747

HONG KONG—5.8%

Telecommunications—5.8%
China Mobile ADR	2,263	115,594
China Unicom Hong Kong ADR	901	16,642

TOTAL HONG KONG		132,236

POLAND—0.5%

Utilities—0.5%
PGE	1,892	12,023

Schedule of Investments (Unaudited)	January 31,2012

Global X Russell Emerging Markets Value ETF

	Shares	Value
COMMON STOCK—continued

RUSSIA—22.8%

Financials—0.6%
VTB Bank GDR	3,056	$14,296

Oil & Gas—21.8%
Gazprom OAO ADR	18,501	222,937
Lukoil OAO ADR	2,571	149,992
Rosneft Oil GDR	4,454	32,826
Surgutneftegas ADR	7,504	69,712
Tatneft ADR	724	25,239

		500,706

Utilities—0.4%
Federal Grid Unified Energy System JSC, Cl T	922,788	9,652

TOTAL RUSSIA		524,654

SOUTH AFRICA—0.9%

Financials—0.9%
Standard Bank Group	1,506	20,661

SOUTH KOREA—24.6%

Basic Materials—3.1%
POSCO ADR	782	71,756

Consumer Goods—1.0%
LG Electronics	308	22,678

Financials—3.6%
KB Financial Group ADR	1,042	39,492
Samsung Life Insurance	20	1,492
Shinhan Financial Group ADR	511	40,451

		81,435

Technology—16.0%
Hynix Semiconductor *	1,067	25,506
Samsung Electronics GDR	696	342,780

		368,286

Utilities—0.9%
Korea Electric Power ADR	1,742	21,479

TOTAL SOUTH KOREA		565,634

TAIWAN—4.2%

Basic Materials—2.3%
China Steel	36,344	36,017
Nan Ya Plastics	7,800	16,489

		52,506

Telecommunications—1.9%
Chunghwa Telecom ADR	1,340	43,429

Schedule of Investments (Unaudited)	January 31, 2012

Global X Russell Emerging Markets Value ETF

	0000000000	0000000000
	Shares	Value
COMMON STOCK—continued
TOTAL TAIWAN		$95,935

THAILAND—0.2%
Oil & Gas—0.2%
PTT	380	4,180

TURKEY—2.0%

Financials—2.0%
Akbank	5,173	19,451
Turkiye Garanti Bankasi	5,066	18,308
Turkiye Is Bankasi, Cl C	4,503	9,404

TOTAL TURKEY		47,163

TOTAL COMMON STOCK (Cost $2,345,352)		2,196,536

PREFERRED STOCK—1.3%

SOUTH KOREA—1.3%

Technology—1.3%
Samsung Electronics
TOTAL PREFERRED STOCK (Cost $27,600)	49	28,793

TOTAL INVESTMENTS—96.8% (Cost $2,372,952)††		$2,225,329

Percentages are based on Net Assets of $2,299,201.

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $2,372,952, and the unrealized appreciation and depreciation were $73,586 and $(221,209) respectively.

ADR—American	Depositary Receipt
Cl—Class
GDR—Global	Depositary Receipt

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,196,536	$—	$—	$2,196,536
Preferred Stock	28,793	—	—	28,793

Total Investments in Securities	$2,225,329	$—	$—	$2,225,329

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK—99.9%

DENMARK—19.2%

Consumer Goods—2.0%
Carlsberg, Cl B	6,061	$460,348

Financials—2.9%
Danske Bank	47,512	693,972

Health Care—11.7%
Novo Nordisk ADR	23,161	2,760,328

Industrials—2.6%
A P Moller—Maersk, Cl B	84	619,080

TOTAL DENMARK		4,533,728

FINLAND—12.7%

Basic Materials—1.5%
UPM-Kymmene	27,190	348,508

Financials—3.2%
Sampo, Cl A	28,565	752,438

Industrials—1.9%
Kone, Cl B	8,440	459,432

Technology—4.0%
Nokia ADR	185,148	933,146

Utilities—2.1%
Fortum	22,709	498,981

TOTAL FINLAND		2,992,505

NORWAY—20.4%

Basic Materials—3.1%
Norsk Hydro	54,585	288,544
Yara International	11,151	448,938

		737,482

Consumer Goods—1.8%
Orkla	52,468	425,423

Financials—2.8%
DnB	62,035	654,793

Oil & Gas—9.8%
Seadrill	17,946	667,115
Statoil ADR	64,999	1,641,875

		2,308,990

Telecommunications—2.9%
Telenor	42,270	689,435

TOTAL NORWAY		4,816,123

Schedule of Investments (Unaudited)	January 31, 2012

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK—continued

SWEDEN—47.6%

Consumer Goods—2.2%
Svenska Cellulosa, Cl B	30,746	$513,624

Consumer Services—4.1%
Hennes & Mauritz, Cl B	29,793	975,692

Financials—17.4%
Investor, Cl B	23,068	467,113
Nordea Bank	153,775	1,287,828
Skandinaviska Enskilda Banken, Cl A	110,655	695,967
Svenska Handelsbanken, Cl A	31,439	943,142
Swedbank, Cl A	49,217	707,112

		4,101,162

Industrials—14.7%
Atlas Copco, Cl A	32,102	763,344
Sandvik	60,492	894,010
Scania, Cl B	20,397	351,538
SKF, Cl B	20,903	493,358
Volvo, Cl B	73,981	956,829

		3,459,079

Technology—6.1%
Ericsson ADR	154,787	1,434,875

Telecommunications—3.1%
TeliaSonera	110,401	734,632

TOTAL SWEDEN		11,219,064

TOTAL COMMON STOCK (Cost $27,543,646)		23,561,420

TOTAL INVESTMENTS—99.9% (Cost $27,543,646)††		$23,561,420

Percentages are based on Net Assets of $23,594,147.

††	At January 31, 2012, the tax basis cost of the Fund’s investments was $27,543,646, and the unrealized appreciation and depreciation were $512,197 and $(4,494,423) respectively.

ADR—American	Depositary Receipt
Cl—Class

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	0000000000	0000000000	0000000000	0000000000
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$23,561,420	$—	$—	$23,561,420

Total Investments in Securities	$23,561,420	$—	$—	$23,561,420

For the period ended January 31, 2012, there have been no significant transfers between Level 1 & Level 2 investments.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X FTSE Norway 30 ETF

	Shares	Value
COMMON STOCK—98.2%

NORWAY—98.2%

Basic Materials—9.1%
Norsk Hydro	393,245	$2,078,745
Yara International	52,876	2,128,781

		4,207,526

Consumer Goods—8.4%
Aker, Cl A	13,651	384,083
Austevoll Seafood	38,281	167,109
Cermaq	32,309	445,430
Marine Harvest	1,236,266	671,215
Orkla	274,303	2,224,116

		3,891,953

Consumer Services—6.6%
Royal Caribbean Cruises	73,481	1,987,260
Schibsted	37,350	1,066,160

		3,053,420

Financials—13.9%
DnB	405,415	4,279,242
Gjensidige Forsikring	92,218	1,066,945
Storebrand	209,435	1,035,675

		6,381,862

Health Care—1.0%
Algeta *	18,624	479,859

Industrials—1.7%
Stolt-Nielsen	12,195	262,017
Tomra Systems	68,251	500,442

		762,459

Oil & Gas—46.7%
Aker Solutions	95,150	1,167,390
Archer *	88,440	204,345
BW Offshore	244,785	369,824
DNO International *	437,971	608,293
Fred Olsen Energy	12,614	475,574
Petroleum Geo-Services *	100,426	1,286,064
ProSafe	106,022	822,591
Renewable Energy *	235,469	175,225
Seadrill	72,695	2,702,324
Statoil	399,506	10,021,031
Statoil Fuel & Retail	69,164	512,680
Subsea 7	97,249	1,970,053
TGS Nopec Geophysical	48,139	1,205,035

		21,520,429

Schedule of Investments (Unaudited)	January 31, 2012

Global X FTSE Norway 30 ETF

	Shares	Value
COMMON STOCK—continued

Technology—1.0%
Atea	46,848	$457,344

Telecommunications—9.8%
Telenor	276,247	4,505,666

TOTAL COMMON STOCK (Cost $50,410,688)		45,260,518

TOTAL INVESTMENTS—98.2% (Cost $50,410,688)††		$45,260,518

Percentages are based on Net Assets of $46,109,204.

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $50,410,688, and the unrealized appreciation and depreciation were $727,304 and $(5,877,474) respectively.

Cl—Class

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$45,260,518	$—	$—	$45,260,518

Total Investments in Securities	$45,260,518	$—	$—	$45,260,518

For the period ended January 31, 2012, there have been no significant transfers between Level 1 & Level 2 investments.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X FTSE Greece 20 ETF

	Shares	Value
COMMON STOCK—88.0%

CYPRUS—3.9%

Financials—3.9%
Bank of Cyprus	35,600	$35,946

GREECE—84.1%

Basic Materials—2.3%
Mytilineos Holdings	5,200	21,628

Consumer Goods—15.2%
Coca Cola Hellenic Bottling ADR	6,118	114,223
JUMBO	5,500	26,113

		140,336

Consumer Services—13.0%
Folli Follie Group	1,900	16,401
OPAP	10,043	102,981

		119,382

Financials—32.3%
Alpha Bank AE	18,000	35,784
EFG Eurobank Ergasias	23,500	28,277
Marfin Investment Group	32,700	17,963
Marfin Popular Bank *	61,700	32,279
National Bank of Greece ADR	39,141	142,865
Piraeus Bank	39,600	35,219
TT Hellenic Postbank	6,400	6,571

		298,958

Industrials—8.0%
Ellaktor	7,500	13,439
Titan Cement	2,204	36,926
Viohalco	5,650	23,573

		73,938

Oil & Gas—6.1%
Hellenic Petroleum	4,200	31,696
Motor Oil Hellas Corinth Refineries	3,150	24,513

		56,209

Telecommunications—3.6%
Hellenic Telecommunications Organization	8,900	32,942

Utilities—3.6%
Public Power	6,400	33,315

TOTAL GREECE		776,708

TOTAL COMMON STOCK (Cost $615,724)		812,654

Schedule of Investments (Unaudited)	January 31, 2012

Global X FTSE Greece 20 ETF

	Number Of
	Rights	Value
RIGHTS—0.0%

Cyprus—0.0%
Bank of Cyprus, Expires 3/13/12*	50,600	$—

TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS—88.0% (Cost $615,724)††		$812,654

Percentages are based on Net Assets of $923,039.

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $615,724, and the unrealized appreciation and depreciation were $203,441 and $(6,511) respectively.

ADR—American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$812,654	$—	$—	$812,654
Rights	—	—	—	—

Total Investments in Securities	$812,654	$—	$—	$812,654

For the period ended January 31, 2012, there have been no significant transfers between Level 1 & Level 2 investments.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

GLX-QH-002-0100

Schedule of Investments (Unaudited)	January 31, 2012

Global X Waste Management ETF

	Shares	Value
COMMON STOCK—99.5%

AUSTRALIA—4.9%

Industrials—4.9%
Tox Free Solutions	10,334	$24,679
Transpacific Industries Group *	41,905	37,362

TOTAL AUSTRALIA		62,041

CANADA—6.3%

Industrials—6.3%
Newalta	2,532	35,262
Progressive Waste Solutions	1,925	43,727

TOTAL CANADA		78,989

CHINA—2.2%

Industrials—2.2%
Chiho-Tiande Group	48,454	27,491

FRANCE—7.9%

Industrials—7.9%
Seche Environnement	475	17,544
Veolia Environnement	7,139	81,121

TOTAL FRANCE		98,665

GERMANY—2.2%

Industrials—2.2%
Interseroh	396	27,347

HONG KONG—8.9%

Industrials—8.9%
China Everbright International	96,500	41,436
China Metal Recycling Holdings	27,414	32,451
China Water Affairs Group	67,100	20,593
Fook Woo Group Holdings * (A) (B)	93,100	16,447

TOTAL HONG KONG		110,927

JAPAN—2.1%

Basic Materials—2.1%
Asahi Holdings	1,257	26,460

NORWAY—2.5%

Industrials—2.5%
Tomra Systems	4,290	31,456

UNITED KINGDOM—1.9%

Industrials—1.9%
Shanks Group	15,000	23,256

UNITED STATES—60.6%

Basic Materials—2.5%
Calgon Carbon *	1,956	31,961

Schedule of Investments (Unaudited)	January 31, 2012

Global X Waste Management ETF

	$000.0	$000.0
	Shares	Value
COMMON STOCK—continued

Consumer Goods—3.2%
Darling International *	2,658	$40,614

Industrials—54.9%
Casella Waste Systems, Cl A *	3,449	23,695
Clean Harbors *	1,254	79,566
EnergySolutions *	7,390	26,308
Metalico *	4,050	14,742
Republic Services, Cl A	4,166	121,981
Sims Metal Management	4,687	74,871
Stericycle *	1,484	124,686
US Ecology	1,643	30,757
Waste Connections	1,726	55,767
Waste Management	3,874	134,660

		687,033

TOTAL UNITED STATES		759,608

TOTAL COMMON STOCK (Cost $ 1,395,021)		1,246,240

TOTAL INVESTMENTS—99.5% (Cost $1,395,021)††		$1,246,240

Percentages are based on Net Assets of $1,252,630.

Cl—Class

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of January 31, 2012 was 16,447 and represented 1.3% of Net Assets.
(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2012, was 16,447 and represents 1.3% of net assets.

††	At January 31, 2012, the tax basis cost of the Fund’s investments was $1,395,021, and the unrealized appreciation and depreciation were $33,525 and $(182,306) respectively.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
Australia	$62,041	$—	$—	$62,041
Canada	78,989	—	—	78,989
China	27,491	—	—	27,491
France	98,665	—	—	98,665
Germany	27,347	—	—	27,347
Hong Kong	94,480	—	16,447	110,927
Japan	26,460	—	—	26,460
Norway	31,456	—	—	31,456
United Kingdom	23,256	—	—	23,256
United States	759,608	—	—	759,608

Total Investments in Securities	$1,229,793	$—	$16,447	$1,246,240

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Schedule of Investments (Unaudited)	January 31, 2012

Global X Waste Management ETF

Common Stock - Hong Kong
Beginning Balance as of November 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases	—
Net sales	—
Transfers into Level 3	16,447
Transfers out of Level 3	—

Ending Balance as of January 31, 2012	$16,447

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, transfers between Level 1 and Level 3 assets and liabilities totaled $16,447.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Food ETF

	Shares	Value
COMMON STOCK—99.8%

BRAZIL—5.9%

Consumer Goods—5.9%
BRF—Brasil Foods ADR	6,637	$132,939
JBS *	6,885	25,193
M Dias Branco	440	11,661
Marfrig Alimentos	1,225	5,626

TOTAL BRAZIL		175,419

CANADA—4.8%

Consumer Goods—4.8%
George Weston	1,346	87,428
Saputo	1,363	55,532

TOTAL CANADA		142,960

CHINA—4.7%

Consumer Goods—4.7%
China Yurun Food Group	13,800	22,813
Tingyi Cayman Islands Holding	19,945	58,252
Want Want China Holdings	64,340	59,652

TOTAL CHINA		140,717

DENMARK—1.2%

Consumer Goods—1.2%
Christian Hansen Holding	1,486	36,375

FRANCE—4.1%

Consumer Goods—4.1%
Danone	1,974	121,823

INDONESIA—1.0%

Consumer Goods—1.0%
Indofood CBP Sukses Makmur TBK	12,000	6,815
Indofood Sukses Makmur	44,900	24,000

TOTAL INDONESIA		30,815

JAPAN—7.1%

Consumer Goods—7.1%
Ajinomoto	7,000	84,514
MEIJI Holdings	720	31,512
Nippon Meat Packers	2,200	27,948
Nisshin Seifun Group	2,000	24,199
Nissin Foods Holdings	670	25,534
Yamazaki Baking	1,400	18,538

TOTAL JAPAN		212,245

Schedule of Investments (Unaudited)	January 31, 2012

Global X Food ETF

	Shares	Value
COMMON STOCK—continued

MEXICO—3.8%

Consumer Goods—3.8%
Grupo Bimbo, Ser A	50,395	$112,152

NETHERLANDS—0.8%

Consumer Goods—0.8%
Nutreco	321	22,747

NORWAY—2.2%

Consumer Goods—2.2%
Orkla	7,895	64,015

SOUTH AFRICA—1.6%

Consumer Goods—1.6%
Tiger Brands	1,460	47,104

SOUTH KOREA—0.6%

Consumer Goods—0.6%
CJ CheilJedang *	67	18,372

SPAIN—0.5%

Consumer Goods—0.5%
Ebro Foods	730	13,973

SWITZERLAND—6.6%

Consumer Goods—6.6%
Aryzta	955	44,107
Barry Callebaut	16	15,058
Nestle	2,400	137,579

TOTAL SWITZERLAND		196,744

TAIWAN—2.1%

Consumer Goods—2.1%
Uni-President Enterprises	41,914	61,951

THAILAND—1.3%

Consumer Goods—1.3%
Charoen Pokphand Foods	35,300	39,971

Consumer Goods—6.0%
Associated British Foods	4,077	74,065
Kerry Group, Cl A	1,386	50,875
Tate & Lyle	5,006	52,215

TOTAL UNITED KINGDOM		177,155

UNITED STATES—45.5%

Consumer Goods—45.5%
Campbell Soup	1,868	59,216
ConAgra Foods	4,430	118,148
Corn Products International	768	42,616

Schedule of Investments (Unaudited)	January 31, 2012

Global X Food ETF

	Shares	Value
COMMON STOCK—continued

Consumer Goods—continued
Flowers Foods	1,275	$24,671
General Mills	3,635	144,782
Hershey	1,784	108,967
HJ Heinz	2,641	136,936
Hormel Foods	1,402	40,350
JM Smucker	1,182	93,118
Kellogg	2,103	104,141
Kraft Foods, Cl A	4,027	154,234
McCormick	1,286	64,995
Ralcorp Holdings *	549	48,010
Sara Lee	6,128	117,351
Smithfield Foods *	1,580	35,281
Tyson Foods, Cl A	3,174	59,163

TOTAL UNITED STATES		1,351,979

TOTAL COMMON STOCK (Cost $ 2,915,922)		2,966,517

TOTAL INVESTMENTS—99.8% (Cost $2,915,922)††		$2,966,517

Percentages are based on Net Assets of $2,973,716.

ADR—American Depositary Receipt

Cl—Class

Ser—Series

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $2,915,922, and the unrealized appreciation and depreciation were $140,424 and $(89,829) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$2,966,517	$—	$—	$2,966,517

Total Investments in Securities	$2,966,517	$—	$—	$2,966,517

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Fishing Industry ETF

	Shares	Value
COMMON STOCK—97.1%

CHILE—8.3%

Consumer Goods—8.3%
Cia Pesquera Camanchaca *	721,937	$66,082
Multiexport Foods	260,371	72,590

TOTAL CHILE		138,672

CHINA—0.6%

Consumer Goods—0.6%
China Marine Food Group *	7,137	9,921

HONG KONG—4.3%

Consumer Goods—4.3%
China Ocean Resources	14,123	71,671

JAPAN—33.8%

Consumer Goods—33.8%
Kyokuyo	34,583	83,961
Maruha Nichiro Holdings	90,118	172,667
Nippon Suisan Kaisha	45,155	161,183
Toyo Suisan Kaisha	6,004	147,894

TOTAL JAPAN		565,705

MALAYSIA—4.5%

Consumer Goods—4.5%
QL Resources	72,398	74,780

NORWAY—31.5%

Consumer Goods—31.5%
Austevoll Seafood	15,912	69,461
Cermaq	5,332	73,510
Copeinca *	10,900	69,143
Leroey Seafood Group	4,731	79,261
Marine Harvest	349,558	189,788
Morpol *	27,800	47,405

TOTAL NORWAY		528,568

SOUTH KOREA—9.4%

Consumer Goods—9.4%
Dongwon Industries *	490	75,908
Sajo Industries *	900	44,631
Silla	2,700	32,212

TOTAL SOUTH KOREA		157,131

Schedule of Investments (Unaudited)	January 31, 2012

Global X Fishing Industry ETF

	Shares	Value
COMMON STOCK—continued

SPAIN—4.7%

Consumer Goods—4.7%
Pescanova	2,306	$79,533

TOTAL COMMON STOCK
(Cost $ 2,018,290)		1,625,981

TOTAL INVESTMENTS—97.1% (Cost $2,018,290)††		$1,625,981

Percentages are based on Net Assets of $1,675,139.

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $2,018,290, and the unrealized appreciation and depreciation were $80,434 and $(472,743) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	00000000	00000000	00000000	00000000
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$1,625,981	$—	$—	$1,625,981

Total Investments in Securities	$1,625,981	$—	$—	$1,625,981

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Farming ETF

	Shares	Value
COMMON STOCK—99.8%

AUSTRALIA—2.2%

Consumer Goods—2.2%
GrainCorp	7,372	$61,345

BELGIUM—0.9%

Consumer Goods—0.9%
Sipef	327	26,602

BOSNIA AND HERZEGOVINA—4.1%

Consumer Goods—4.1%
Bunge	2,032	116,373

BRAZIL—4.4%

Consumer Goods—4.4%
Cosan Industria e Comercio	5,647	91,417
Sao Martinho	1,000	11,544
SLC Agricola	1,720	15,759
Tereos Internacional	3,200	4,929

TOTAL BRAZIL		123,649

CANADA—4.4%

Consumer Goods—4.4%
Viterra, Common Subscription Receipt	11,631	125,198

CHINA—0.4%

Consumer Goods—0.4%
China Modern Dairy Holdings *	50,000	11,283

FRANCE—0.4%

Consumer Goods—0.4%
Vilmorin & Cie	108	10,821

GERMANY—0.8%

Basic Materials—0.2%
Asian Bamboo	320	6,236

Consumer Goods—0.6%
KWS Saat	80	16,537

TOTAL GERMANY		22,773

HONG KONG—2.2%

Consumer Goods—2.2%
Asian Citrus Holdings	27,596	15,435
China Agri-Industries Holdings	57,100	46,313
CP Pokphand	2,404	301

TOTAL HONG KONG		62,049

Schedule of Investments (Unaudited)	January 31, 2012

Global X Farming ETF

	Shares	Value
COMMON STOCK—continued

INDONESIA—2.7%

Consumer Goods—2.7%
Astra Agro Lestari	11,600	$26,610
Bakrie Sumatera Plantations	400,000	12,918
Perusahaan Perkebunan London Sumatra Indonesia	101,100	27,301
Sampoerna Agro	22,600	7,928

TOTAL INDONESIA		74,757

JAPAN—5.1%

Consumer Goods—0.7%
Hokuto	840	18,520

Industrials—4.4%
Kubota	13,894	125,447

TOTAL JAPAN		143,967

LUXEMBOURG—1.4%

Consumer Goods—1.4%
Adecoagro *	4,369	40,064

MALAYSIA—15.3%

Basic Materials—0.3%
HAP Seng Consolidated	17,750	9,692

Consumer Goods—15.0%
Genting Plantations	8,400	25,974
IOI	79,398	141,036
Kuala Lumpur Kepong	16,000	135,263
Kulim Malaysia	6,666	9,648
PPB Group	17,300	96,402
Tradewinds Malaysia	4,000	13,066

TOTAL MALAYSIA		431,081

NETHERLANDS—4.6%

Consumer Goods—3.0%
Nutreco	1,206	85,460

Industrials—1.6%
CNH Global *	1,045	43,618

TOTAL NETHERLANDS		129,078

SINGAPORE—16.1%

Consumer Goods—16.1%
First Resources	14,400	18,780
GMG Global	43,200	4,741
Golden Agri-Resources	224,900	131,453
Indofood Agri Resources *	16,151	18,559
Olam International	69,948	144,624

Schedule of Investments (Unaudited)	January 31, 2012

Global X Farming ETF

	Shares	Value
COMMON STOCK—continued

Consumer Goods—continued
Wilmar International	31,846	$135,488

TOTAL SINGAPORE		453,645

SOUTH AFRICA—0.6%

Consumer Goods—0.6%
Astral Foods	1,000	15,427

UKRAINE—1.4%

Consumer Goods—1.4%
Kernel Holding *	1,800	38,240

UNITED KINGDOM—5.6%

Consumer Goods—5.6%
Genus	2,200	35,321
Tate & Lyle	11,713	122,172

TOTAL UNITED KINGDOM		157,493

UNITED STATES—27.2%

Consumer Goods—16.8%
Andersons	628	25,466
Archer-Daniels-Midland	4,218	120,761
Chaoda Modern Agriculture Holdings (A) (B)	99,300	14,085
Corn Products International	2,447	135,784
Fresh Del Monte Produce	1,421	34,786
Monsanto	1,738	142,603

		473,485

Industrials—10.4%
AGCO *	2,482	126,408
Deere	1,598	137,668
Lindsay	448	27,386

		291,462

TOTAL UNITED STATES		764,947

TOTAL COMMON STOCK (Cost $2,872,616)		2,808,792

TOTAL INVESTMENTS—99.8% (Cost $2,872,616)††		$2,808,792

Percentages are based on Net Assets of $2,815,652.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of 1/31/2012 was $14,085 and represented 0.5% of Net Assets.
(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2012, was $14,085 and represented 0.5% of net assets.

††	At January 31, 2012, the tax basis cost of the Fund’s investments was $2,872,616, and the unrealized appreciation and depreciation were $103,767 and $(167,591) respectively.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Farming ETF

	00000000000	00000000000	00000000000	00000000000
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$61,345	$—	$—	$61,345
Belgium	26,602	—	—	26,602
Bosnia and Herzegovina	116,373	—	—	116,373
Brazil	123,649	—	—	123,649
Canada	125,198	—	—	125,198
China	11,283	—	—	11,283
France	10,821	—	—	10,821
Germany	22,773	—	—	22,773
Hong Kong	62,049	—	—	62,049
Indonesia	74,757	—	—	74,757
Japan	143,967	—	—	143,967
Luxembourg	40,064	—	—	40,064
Malaysia	431,081	—	—	431,081
Netherlands	129,078	—	—	129,078
Singapore	453,645	—	—	453,645
South Africa	15,427	—	—	15,427
Ukraine	38,240	—	—	38,240
United Kingdom	157,493	—	—	157,493
United States	750,862	—	14,085	764,947

Total Investments in Securities	$2,794,707	$—	$14,085	$2,808,792

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock - United States
Beginning Balance as of November 1, 2011	$14,060
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	25
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending Balance as of January 31, 2012	$14,085

Net change in unrealized appreciation/(depreciation) from investments (Level 3) as of January 31, 2012 is $25.

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Schedule of Investments (Unaudited)	January 31, 2012

Global X Auto ETF

	Shares	Value
COMMON STOCK—95.4%

CANADA—1.8%

Consumer Goods—1.8%
Magna International	586	$24,220

CHINA—6.0%

Consumer Goods—4.1%
Dongfeng Motor Group, Cl H	20,800	38,890
Guangzhou Automobile Group, Cl H	14,600	15,833

		54,723

Industrials—1.9%
Byd, Cl H	8,243	25,776

TOTAL CHINA		80,499

FRANCE—4.5%

Consumer Goods—4.5%
Cie Generale des Etablissements Michelin, Cl B	387	26,472
Peugeot	410	7,558
Renault	434	18,485
Valeo	170	7,979

TOTAL FRANCE		60,494

GERMANY—18.3%

Consumer Goods—18.3%
Bayerische Motoren Werke	815	69,702
Continental	249	19,889
Daimler	2,216	122,440
Volkswagen	208	33,597

TOTAL GERMANY		245,628

HONG KONG—0.6%

Consumer Goods—0.6%
Brilliance China Automotive Holdings *	4,600	4,917
Geely Automobile Holdings	8,800	2,599

TOTAL HONG KONG		7,516

INDIA—1.9%

Industrials—1.9%
Tata Motors ADR	1,077	25,934

INDONESIA—2.9%

Consumer Goods—2.9%
Astra International	4,400	38,659

ITALY—1.5%

Consumer Goods—1.5%
Fiat	2,000	11,996

Schedule of Investments (Unaudited)	January 31, 2012

Global X Auto ETF

	Shares	Value
COMMON STOCK—continued

Consumer Goods—continued
Pirelli & C	800	$7,398

TOTAL ITALY		19,394

JAPAN—24.7%

Consumer Goods—24.2%
Aisin Seiki	240	7,584
Bridgestone	785	17,904
Daihatsu Motor	200	3,858
Denso	542	16,111
Fuji Heavy Industries	800	5,438
GS Yuasa	400	2,357
Honda Motor ADR	1,976	67,283
JTEKT	75	803
Mazda Motor	2,200	3,638
Mitsubishi Motors *	4,600	5,554
Nissan Motor	2,755	25,995
NSK	600	4,465
Suzuki Motor	485	11,062
Toyota Industries	222	6,369
Toyota Motor ADR	1,972	144,903

		323,324

Industrials—0.5%
Isuzu Motors	1,400	7,092

TOTAL JAPAN		330,416

SOUTH KOREA—10.5%

Consumer Goods—10.5%
Hankook Tire *	92	3,674
Hyundai Mobis *	154	37,979
Hyundai Motor	332	65,324
Kia Motors	556	33,413

TOTAL SOUTH KOREA		140,390

SWEDEN—1.0%

Consumer Goods—1.0%
Autoliv	212	13,375

UNITED STATES—21.7%

Consumer Goods—21.7%
BorgWarner *	244	18,210
Ford Motor	9,426	117,071
General Motors *	1,746	41,939
Gentex	324	8,706
Genuine Parts	378	24,109
Goodyear Tire & Rubber *	570	7,410
Johnson Controls	1,695	53,850

Schedule of Investments (Unaudited)	January 31, 2012

Global X Auto ETF

	Shares	Value
COMMON STOCK—continued

Consumer Goods—continued
Tesla Motors *	66	$1,918
TRW Automotive Holdings *	244	9,155
WABCO Holdings *	166	8,607

TOTAL UNITED STATES		290,975

TOTAL COMMON STOCK (Cost $ 1,495,913)		1,277,500

PREFERRED STOCK—3.5%

GERMANY—3.5%

Consumer Goods—3.5%
Porsche Automobile Holding	754	46,221

TOTAL PREFERRED STOCK (Cost $ 59,114)		46,221

TOTAL INVESTMENTS—98.9% (Cost $1,555,027)††		$1,323,721

Percentages are based on Net Assets of $1,339,058.

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $1,555,027, and the unrealized appreciation and depreciation were $9,409 and $(240,715) respectively.

ADR—American Depositary Receipt

Cl—Class

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	00000000000	00000000000	00000000000	00000000000
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$1,277,500	$—	$—	$1,277,500
Preferred Stock	46,221	—	—	46,221

Total Investments in Securities	$1,323,721	$—	$—	$1,323,721

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	January 31, 2012

Global X Canada Preferred ETF

	Shares	Value
PREFERRED STOCK—96.8%

CANADA—96.8%

Communications—2.3%
Shaw Communications, 4.50%	10,645	$269,523

Consumer Goods—2.7%
George Weston, 4.75%	7,026	175,160
RONA, 5.25%	6,068	147,644

		322,804

Financials—73.9%
Bank of Montreal, 4.50%	30,997	813,945
Bank of Nova Scotia, 5.00%	31,171	817,081
Brookfield Asset Management, 7.00%	20,725	550,397
Brookfield Office Properties, 6.75%	21,492	558,119
Canadian Imperial Bank of Commerce, 6.50%	18,718	496,173
Fairfax Financial Holdings, 5.00%	22,199	554,679
Great-West Lifeco, 5.20%	23,327	578,286
HSBC Bank Canada, 6.60%	8,843	241,718
Husky Energy, 4.45%	10,606	275,096
Manulife Financial, 5.60%	34,291	892,306
Power Financial, 4.40%	18,764	479,479
Royal Bank of Canada, 6.25%	34,335	918,657
Sun Life Financial, 4.80%	24,625	582,599
Toronto-Dominion Bank, 6.25%	34,403	921,459

		8,679,994

Oil & Gas—9.9%
AltaGas, 5.00%	7,055	184,539
TransCanada, 4.40%	37,376	974,012

		1,158,551

Telecommunications—5.7%
BCE, 4.80%	17,531	403,507
Bell Aliant, 4.85%	10,176	261,404

		664,911

Utilities—2.3%
TransAlta, 4.60%	10,592	269,978

TOTAL CANADA		11,365,761

TOTAL PREFERRED STOCK (Cost $ 11,316,085)		11,365,761

TOTAL INVESTMENTS—96.8% (Cost $11,316,085)††		$11,365,761

Percentages are based on Net Assets of $11,745,586.

Schedule of Investments	January 31, 2012

Global X Canada Preferred ETF

††	At January 31, 2012, the tax basis cost of the Fund’s investments was $11,316,085, and the unrealized appreciation and depreciation were $115,699 and $(66,023) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	00000000000	00000000000	00000000000	00000000000
	Level 1	Level 2	Level 3	Total
Investments in Securities
Preferred Stock	$11,365,761	$—	$—	$11,365,761

Total Investments in Securities	$11,365,761	$—	$—	$11,365,761

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	January 31, 2012

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK—97.1%

AUSTRALIA—23.7%

Banks—5.6%
Bank of Queensland	44,800	$360,435
Bendigo and Adelaide Bank	43,463	382,432
Commonwealth Bank of Australia	7,505	403,549
National Australia Bank	15,380	389,336
Westpac Banking	17,310	388,586

		1,924,338

Consumer Goods—2.3%
Fleetwood	35,050	453,494
GUD Holdings	41,575	331,841

		785,335

Consumer Services—6.7%
APN News & Media	279,100	216,253
David Jones	93,700	257,584
Metcash	97,700	418,944
Myer Holdings	137,500	312,318
Seven West Media	93,100	342,894
TABCORP Holdings	115,100	355,507
Tatts Group	166,500	448,878

		2,352,378

Financial Services—0.9%
Perpetual	14,060	302,197

Industrials—1.6%
GWA Group	127,800	324,197
Salmat	99,200	253,751

		577,948

Insurance—0.5%
QBE Insurance Group	15,107	183,757

Oil & Gas—1.3%
APA Group	87,000	443,241

Real Estate Investment Trusts—1.2%
Commonwealth Property Office Fund	396,900	408,632

Telecommunications—1.2%
Telstra	121,300	428,731

Utilities—2.4%
DUET Group	216,500	415,926
Spark Infrastructure Group	294,300	417,015

		832,941

TOTAL AUSTRALIA		8,239,498

Schedule of Investments	January 31, 2012

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK—continued

AUSTRIA—1.0%

Telecommunications—1.0%
Telekom Austria	29,866	$348,042

BELGIUM—1.0%

Telecommunications—1.0%
Belgacom	11,200	349,588

BERMUDA—0.7%

Industrials—0.7%
Ship Finance International	22,346	250,946

BRAZIL—1.0%

Utilities—1.0%
Light	22,400	351,976

CANADA—6.0%

Basic Materials—0.5%
Canfor Pulp Products	14,079	182,870

Consumer Services—1.1%
Parkland Fuel	31,424	401,889

Financials—0.7%
Extendicare Real Estate Investment Trust, Cl Trust Unit	27,178	227,206

Health Care—1.3%
CML HealthCare	41,514	430,712

Oil & Gas—1.5%
NAL Energy	32,772	237,682
Zargon Oil & Gas	18,277	266,205

		503,887

Utilities—0.9%
Just Energy Group	27,189	325,762

TOTAL CANADA		2,072,326

CZECH REPUBLIC—2.1%

Consumer Goods—1.2%
Philip Morris CR	671	405,907

Telecommunications—0.9%
Telefonica Czech Republic	15,770	314,730

TOTAL CZECH REPUBLIC		720,637

FINLAND—0.8%

Consumer Services—0.8%
Sanoma	21,090	284,665

FRANCE—0.8%

Telecommunications—0.8%
France Telecom	18,270	273,962

Schedule of Investments	January 31, 2012

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK—continued

GERMANY—1.1%

Telecommunications—1.1%
Freenet	28,825	$386,995

HUNGARY—0.9%

Telecommunications—0.9%
Magyar Telekom Telecommunications	125,055	297,651

ITALY—0.7%

Consumer Services—0.7%
Mediaset	76,300	225,333

NEW ZEALAND—2.3%

Financials—1.2%
Goodman Property Trust	512,100	431,143

Telecommunications—1.1%
Telecom Corp of New Zealand	210,700	364,346

TOTAL NEW ZEALAND		795,489

NORWAY—1.2%

Oil & Gas—1.2%
Seadrill	11,520	428,238

POLAND—1.0%

Telecommunications—1.0%
Telekomunikacja Polska	60,600	325,140

SINGAPORE—4.1%

Financials—0.9%
Suntec Real Estate Investment Trust	331,600	296,660

Real Estate Investment Trusts—2.1%
Ascendas Real Estate Investment Trust	246,200	365,140
Mapletree Logistics Trust	534,900	370,070

		735,210

Telecommunications—1.1%
StarHub	175,900	395,862

TOTAL SINGAPORE		1,427,732

SPAIN—1.7%

Consumer Services—0.9%
Antena 3 de Television	48,000	302,598

Telecommunications—0.8%
Telefonica	16,630	289,934

TOTAL SPAIN		592,532

TAIWAN—0.8%

Technology—0.8%
Macronix International	633,800	278,678

Schedule of Investments	January 31, 2012

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK—continued

TURKEY—1.1%

Consumer Goods—1.1%
Ford Otomotiv Sanayi	43,350	$387,990

UNITED KINGDOM—8.5%

Consumer Services—2.3%
Firstgroup	73,400	358,511
Halfords Group	47,432	238,401
Home Retail Group	117,100	198,156

		795,068

Financial Services—1.1%
Provident Financial	24,800	374,727

Financials—1.2%
Standard Life	118,000	404,935

Industrials—1.1%
Interserve	83,200	380,816

Insurance—1.7%
Aviva	58,050	319,573
RSA Insurance Group	175,400	292,941

		612,514

Telecommunications—1.1%
Cable & Wireless Communications	584,000	394,744

TOTAL UNITED KINGDOM		2,962,804

UNITED STATES—36.6%

Consumer Goods—1.2%
Vector Group	23,152	403,076

Financial Services—1.0%
BGC Partners, Cl A	53,012	331,855

Financials—10.4%
Apollo Investment *	37,531	289,364
Ares Capital	23,933	379,338
BlackRock Kelso Capital	41,845	379,534
Capstead Mortgage	30,591	396,154
CYS Investments	31,134	420,309
Fifth Street Finance	33,314	324,479
Hatteras Financial	13,890	385,586
PennantPark Investment	33,438	344,746
Prospect Capital	35,460	365,947
Solar Capital	16,271	371,792

		3,657,249

Health Care—1.2%
PDL BioPharma	65,483	418,436

Schedule of Investments	January 31, 2012

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK—continued

Industrials—1.4%
U-Ming Marine Transport	158,401	$243,768
Venture	45,382	260,563

		504,331

Real Estate Investment Trusts—15.2%
American Capital Agency	13,244	388,314
Annaly Capital Management	22,010	370,648
Anworth Mortgage Asset	55,350	359,775
Chimera Investment	109,844	333,926
CommonWealth REIT	15,933	313,402
CreXus Investment	24,745	273,927
Getty Realty	16,189	271,328
Hospitality Properties Trust	17,424	422,184
Invesco Mortgage Capital	18,158	284,717
Investors Real Estate Trust	42,902	318,333
Medical Properties Trust	34,027	364,769
MFA Financial	49,599	364,057
Omega Healthcare Investors	19,994	416,675
Starwood Property Trust	19,748	389,036
Two Harbors Investment	38,065	377,985

		5,249,076

Technology—1.2%
United Online	70,987	403,206

Telecommunications—3.9%
CenturyLink	6,515	241,250
Chorus *	42,060	113,176
Consolidated Communications Holdings	21,296	404,411
Frontier Communications	49,610	212,331
Windstream	30,886	372,794

		1,343,962

Utilities—1.1%
Atlantic Power	26,045	386,882

TOTAL UNITED STATES		12,698,073

TOTAL COMMON STOCK (Cost $ 35,798,449)		33,698,295

PREFERRED STOCK—2.4%

BRAZIL—1.0%

Utilities—1.0%
AES Tiete	25,600	366,636

Schedule of Investments	January 31, 2012

Global X SuperDividend ETF

	Shares	Value
PREFERRED STOCK—continued

RUSSIA—1.4%

Oil & Gas—1.4%
Surgutneftegas	777,920	$475,309

TOTAL PREFERRED STOCK (Cost $ 771,259)		841,945

TOTAL INVESTMENTS—99.5% (Cost $36,569,708)††		$34,540,240

Percentages are based on Net Assets of $34,718,116.

Cl—Class

REIT—Real Estate Investment Trust

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $36,569,708, and the unrealized appreciation and depreciation were $905,594 and $(2,935,062) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$33,698,295	$—	$—	$33,698,295
Preferred Stock	841,945	—	—	841,945

Total Investments in Securities	$34,540,240	$—	$—	$34,540,240

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X Social Media Index ETF

	Shares	Value
COMMON STOCK—91.7%

CHINA—33.5%

Consumer Goods—0.8%
The9 ADR *	1,596	$10,965

Technology—32.7%
Netease.com ADR *	2,783	133,111
Sina *	2,383	167,453
Tencent Holdings	6,698	163,842

		464,406

TOTAL CHINA		475,371

GREAT BRITAIN—0.5%

Technology—0.5%
Promethean World	7,538	6,591

JAPAN—5.3%

Consumer Goods—4.5%
Nexon *	4,413	64,574

Technology—0.8%
Mixi	4	10,724

TOTAL JAPAN		75,298

TIAWAN—1.0%

Consumer Services—1.0%
PChome Online	2,466	14,054

UNITED STATES—50.4%

Consumer Discretionary—3.3%
Groupon *	2,287	46,632

Consumer Goods—5.3%
Nutrisystem	1,759	20,932
Zynga, Cl A *	5,162	54,201

		75,133

Consumer Services—23.1%
Angie’s List *	574	8,472
Demand Media *	2,342	14,755
Dena	1,751	44,327
Geeknet *	278	4,835
Gree	4,087	117,997
Pandora Media *	3,301	43,540
Renren ADR *	16,819	93,345

		327,271

Industrials—3.7%
LinkedIn, Cl A *	718	51,804

Technology—14.4%
Google, Cl A *	100	58,011

Schedule of Investments (Unaudited)	January 31, 2012

Global X Social Media Index ETF

	205,700	205,700
	Shares	Value
COMMON STOCK—continued

Technology—continued
Mail.ru Group GDR *	1,337	$44,121
Quepasa *	1,314	5,650
Sky-mobi ADR *	2,102	7,819
United Online	5,555	31,552
XING	244	14,731
Yandex, Cl A *	2,151	43,816

		205,700

Telecommunications—0.6%
Buongiorno *	6,117	8,329

TOTAL UNITED STATES		714,869

TOTAL COMMON STOCK (Cost $ 1,253,028)		1,299,584

TOTAL INVESTMENTS—91.7% (Cost $1,253,028)††		$1,299,584

Percentages are based on Net Assets of $1,417,667.

ADR—American Depositary Receipt

Cl—Class

GDR—Global Depositary Receipt

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $1,253,028, and the unrealized appreciation and depreciation were $93,471 and $(46,915) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$1,299,584	$—	$—	$1,299,584

Total Investments in Securities	$1,299,584	$—	$—	$1,299,584

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 500 ETF

	205,700	205,700
	Shares	Value
COMMON STOCK—99.8%

ARGENTINA—0.1%

Consumer Services—0.1%
MercadoLibre	17	$1,486

CANADA—0.1%

Basic Materials—0.1%
Pan American Silver	41	938
Silver Standard Resources *	31	535

TOTAL CANADA		1,473

CHINA—1.4%

Consumer Services—0.1%
Focus Media Holding ADR *	47	940
Home Inns & Hotels Management ADR *	12	354

		1,294

Technology—1.3%
AsiaInfo Holdings *	28	328
Baidu ADR *	103	13,135
Ctrip.com International ADR *	55	1,378
Netease.com ADR *	29	1,387
Perfect World ADR *	15	161
Sohu.com *	15	894
Spreadtrum Communications ADR	14	216

		17,499

TOTAL CHINA		18,793

INDIA—0.1%

Technology—0.1%
Infosys ADR	34	1,870

ISRAEL—0.1%

Technology—0.1%
Mellanox Technologies	15	550

JERSEY—0.2%

Basic Materials—0.2%
Randgold Resources ADR	24	2,746

SWEDEN—0.1%

Technology—0.1%
Ericsson ADR	85	788

UNITED STATES—97.7%

Basic Materials—0.6%
A Schulman	13	319
Century Aluminum *	37	371
Globe Specialty Metals	29	397

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 500 ETF

	205,700	205,700
	Shares	Value
COMMON STOCK—continued

Basic Materials—continued
Methanex	36	$978
Royal Gold	21	1,599
Sigma-Aldrich	47	3,198
Steel Dynamics	83	1,324

		8,186

Consumer Goods—2.7%
Activision Blizzard	432	5,331
Crocs *	33	628
Deckers Outdoor *	15	1,213
Diamond Foods	7	254
Electronic Arts *	124	2,303
Fossil *	24	2,281
Gentex	55	1,478
Green Mountain Coffee Roasters *	58	3,094
Hain Celestial Group *	17	656
Hasbro	52	1,815
Herman Miller	22	465
Iconix Brand Group *	28	516
Interface, Cl A	21	279
iRobot *	10	330
LKQ *	55	1,793
Lululemon Athletica *	40	2,525
Mattel	131	4,061
Monster Beverage *	34	3,553
Pool	18	613
Sanderson Farms	7	356
Select Comfort *	20	502
Snyders-Lance	26	598
Steven Madden *	15	617
Take-Two Interactive Software *	33	515
TiVo *	45	467
True Religion Apparel *	10	362

		36,605

Consumer Services—17.9%
Acxiom *	32	439
Allegiant Travel, Cl A *	7	385
Amazon.com *	172	33,444
AMC Networks, Cl A *	21	898
Ameristar Casinos	11	215
Ancestry.com *	17	503
Apollo Group, Cl A *	56	2,935
Ascena Retail Group *	30	1,061
Avis Budget Group *	39	560

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 500 ETF

	205,700	205,700
	Shares	Value
COMMON STOCK—continued

Consumer Services—continued
Beacon Roofing Supply *	18	$412
Bebe Stores	31	272
Bed Bath & Beyond *	95	5,766
BJ’s Restaurants *	11	550
Blue Nile *	5	202
Buffalo Wild Wings *	7	466
Capella Education *	6	254
Career Education *	29	293
Casey’s General Stores	15	764
Central European Media Enterprises, Cl A *	22	154
Charter Communications, Cl A *	42	2,421
Cheesecake Factory *	23	680
Childrens Place Retail Stores *	10	499
Clean Energy Fuels *	27	404
Comcast, Cl A	791	21,033
comScore *	11	244
Constant Contact *	11	275
Copart *	27	1,270
Costco Wholesale	169	13,904
Cracker Barrel Old Country Store	9	472
CTC Media	59	591
Digital Generation *	11	153
DIRECTV, Cl A *	293	13,188
Discovery Communications, Cl A *	53	2,273
DISH Network, Cl A	78	2,178
Dollar Tree *	48	4,071
DreamWorks Animation SKG, Cl A *	28	497
eBay *	487	15,389
Education Management *	49	1,251
Expedia	49	1,586
Finish Line, Cl A	20	423
Fred’s, Cl A	15	221
Grand Canyon Education *	17	285
Hibbett Sports *	10	479
HSN	23	821
Jack in the Box *	19	403
JetBlue Airways *	113	670
JOS A Bank Clothiers *	11	525
Lamar Advertising, Cl A *	30	858
Liberty Global, Cl A *	60	2,753
Liberty Interactive, Cl A *	221	3,783
Liberty Media—Liberty Capital, Cl A	28	2,307
Liquidity Services *	11	380

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 500 ETF

	205,700	205,700
	Shares	Value
COMMON STOCK—continued

Consumer Services—continued
Melco Crown Entertainment ADR *	68	$758
Monro Muffler Brake	12	503
National CineMedia	21	286
Netflix *	19	2,284
News, Cl A	665	12,522
OpenTable *	9	433
Orchard Supply Hardware Stores, Cl A *	3	54
O’Reilly Automotive *	54	4,402
Panera Bread, Cl A *	11	1,631
Penn National Gaming *	30	1,228
PetSmart	43	2,288
PF Chang’s China Bistro	10	326
priceline.com *	19	10,060
Pricesmart	10	666
Rent-A-Center, Cl A	25	846
Ross Stores	179	9,097
Rue21 *	10	242
Ryanair Holdings ADR *	44	1,476
Scientific Games, Cl A *	34	381
Sears Holdings *	41	1,728
Shuffle Master *	21	269
Shutterfly *	13	308
Sinclair Broadcast Group, Cl A	20	246
Sirius XM Radio *	1,573	3,287
SkyWest	20	256
Staples	272	3,979
Starbucks	284	13,612
Stewart Enterprises, Cl A	33	203
Strayer Education	5	544
Texas Roadhouse, Cl A	27	409
Titan Machinery *	8	198
Tractor Supply	27	2,181
Travelzoo *	6	155
TripAdvisor *	49	1,613
Ulta Salon Cosmetics & Fragrance *	22	1,677
United Natural Foods *	19	837
Urban Outfitters *	64	1,696
ValueClick *	28	488
VCA Antech *	32	716
WebMD Health, Cl A *	22	617
Whole Foods Market	67	4,960
Wynn Resorts	48	5,531
Zumiez *	12	343

		241,196

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 500 ETF

	205,700	205,700
	Shares	Value
COMMON STOCK—continued

Energy—0.0%
Approach Resources*	9	$316

Health Care—12.7%
ABIOMED *	15	278
Acorda Therapeutics *	15	383
Akorn *	35	401
Alexion Pharmaceuticals *	70	5,373
Align Technology *	30	707
Alkermes *	50	941
Amarin ADR *	41	335
Amgen	338	22,954
Amylin Pharmaceuticals *	55	783
Ariad Pharmaceuticals *	51	752
Auxilium Pharmaceuticals *	17	338
Biogen Idec *	92	10,849
BioMarin Pharmaceutical *	42	1,498
Bio-Reference Labs *	11	213
Bruker *	62	880
Cadence Pharmaceuticals	31	129
Catalyst Health Solutions *	19	1,041
Celgene *	180	13,086
Cepheid *	23	1,013
Cubist Pharmaceuticals *	22	898
Cyberonics *	11	358
Dendreon *	56	760
DENTSPLY International	53	2,000
DexCom *	26	285
Endo Pharmaceuticals Holdings *	45	1,673
Endologix *	22	286
Exelixis *	48	255
Express Scripts *	186	9,516
Gen-Probe *	18	1,205
Gilead Sciences *	300	14,652
Grifols ADR *	71	451
Halozyme Therapeutics *	40	422
Healthcare Services Group	24	448
Henry Schein *	35	2,481
HMS Holdings *	35	1,155
Hologic *	98	1,998
Human Genome Sciences *	69	679
ICON ADR *	23	449
Idenix Pharmaceuticals *	41	549
IDEXX Laboratories *	22	1,861
Illumina *	49	2,536

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 500 ETF

	205,700	205,700
	Shares	Value
COMMON STOCK—continued

Health Care—continued
Immunogen *	28	$395
Impax Laboratories *	24	453
Incyte *	47	832
Insulet *	18	350
Integra LifeSciences Holdings *	12	354
Intermune *	21	315
Intuitive Surgical *	15	6,899
Isis Pharmaceuticals *	37	302
Life Technologies *	69	3,342
LifePoint Hospitals *	21	844
Lincare Holdings	38	976
Magellan Health Services *	13	635
MAKO Surgical *	16	572
Masimo *	23	492
Medicines *	21	422
Medivation *	13	720
Meridian Bioscience	16	279
Merit Medical Systems *	16	226
Micromet *	34	372
Momenta Pharmaceuticals *	20	314
Mylan *	161	3,341
Myriad Genetics *	33	781
Nektar Therapeutics *	44	275
NuVasive *	14	217
NxStage Medical *	21	377
Onyx Pharmaceuticals *	23	942
Optimer Pharmaceuticals *	18	233
PAREXEL International *	23	554
Patterson	46	1,482
PDL BioPharma	52	332
Perrigo	36	3,442
PSS World Medical *	20	485
QIAGEN *	90	1,456
Questcor Pharmaceuticals *	24	850
Quidel *	13	186
Regeneron Pharmaceuticals *	33	2,998
Rigel Pharmaceuticals *	26	254
Salix Pharmaceuticals *	23	1,109
Seattle Genetics *	44	833
Sequenom *	38	164
Shire ADR	17	1,692
Sirona Dental Systems *	22	1,064
Spectrum Pharmaceuticals *	18	253

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 500 ETF

	205,700	205,700
	Shares	Value
COMMON STOCK—continued

Health Care—continued
Targacept *	13	$79
Teva Pharmaceutical Industries ADR	266	12,005
Theravance *	31	550
Thoratec *	23	676
United Therapeutics *	21	1,033
Vertex Pharmaceuticals *	79	2,919
Viropharma *	31	923
Vivus *	34	406
Volcano *	20	561
Warner Chilcott, Cl A *	96	1,619
Wright Medical Group *	15	254
Zoll Medical *	7	480

		170,790

Industrials—6.5%
Acacia Research—Acacia Technologies *	15	617
Aegion, Cl A *	15	256
Aerovironment *	8	223
Arkansas Best	10	181
Atlas Air Worldwide Holdings *	10	476
Automatic Data Processing	185	10,134
BE Aerospace *	38	1,604
Cardtronics *	17	434
Ceradyne *	11	364
CH Robinson Worldwide	63	4,337
Cintas	50	1,852
Cognex	16	665
Coinstar *	12	597
DryShips *	160	355
Euronet Worldwide *	21	386
Expeditors International of Washington	80	3,572
Fastenal	112	5,228
FEI *	15	661
Fiserv *	54	3,396
Flextronics International *	284	1,951
FLIR Systems	62	1,596
Foster Wheeler *	45	1,011
Heartland Express	36	533
Hollysys Automation Technologies *	21	204
HUB Group, Cl A *	14	479
II-VI *	24	552
IPG Photonics *	18	950
Itron *	16	621
Jack Henry & Associates	33	1,129

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 500 ETF

	205,700	205,700
	Shares	Value
COMMON STOCK—continued

Industrials—continued
JB Hunt Transport Services	47	$2,400
Kforce *	13	162
Landstar System	18	921
Lincoln Electric Holdings	32	1,374
Mantech International, Cl A	9	316
Mobile Mini *	17	354
Molex	37	978
National Instruments	45	1,211
Newport *	14	259
Nordson	26	1,179
Old Dominion Freight Line *	22	938
PACCAR	142	6,276
Paychex	138	4,347
Plexus *	15	544
Power-One *	47	204
Resources Connection	17	211
Rofin-Sinar Technologies *	11	312
RR Donnelley & Sons	71	807
Sanmina-SCI *	31	340
Schnitzer Steel Industries, Cl A	9	392
Silgan Holdings	27	1,122
Stericycle *	33	2,773
Swisher Hygiene *	65	228
SYKES Enterprises *	19	333
TeleTech Holdings *	22	373
Tetra Tech *	24	555
Trimas *	13	282
Trimble Navigation *	46	2,154
TTM Technologies *	31	380
United Stationers	18	582
Universal Display *	16	674
UTi Worldwide	38	566
Veeco Instruments *	17	415
Verisk Analytics, Cl A *	51	2,044
VistaPrint *	15	537
Werner Enterprises	28	732
Westport Innovations *	17	707
Woodward	25	1,050
Zebra Technologies, Cl A *	22	833

		84,229

Information Technology—0.1%
LogMein *	9	359

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 500 ETF

	205,700	205,700
	Shares	Value
COMMON STOCK—continued

Oil & Gas—0.7%
ATP Oil & Gas *	20	$141
Carrizo Oil & Gas *	15	364
Chart Industries *	11	613
Crosstex Energy	18	226
Energy XXI Bermuda *	28	919
First Solar *	33	1,395
GeoResources *	10	306
Golar LNG	25	1,025
GT Advanced Technologies *	47	405
Gulfport Energy *	17	559
Hercules Offshore *	53	238
Lufkin Industries	12	903
Patterson-UTI Energy	60	1,132
Petroleum Development *	9	280
Rex Energy *	17	161
Rosetta Resources *	20	960
SunPower, Cl A *	37	253
Tesco	15	208
TransGlobe Energy *	28	272

		10,360

Technology—55.0%
ACI Worldwide *	13	395
Acme Packet *	24	702
Adobe Systems *	188	5,819
ADTRAN	25	866
Advent Software *	20	525
Akamai Technologies *	73	2,354
Allscripts Healthcare Solutions *	73	1,396
Altera	124	4,934
Amkor Technology *	82	470
ANSYS *	34	2,057
Apple *	359	163,876
Applied Materials	499	6,128
Ariba *	35	955
ARM Holdings ADR	54	1,560
Arris Group *	46	537
Aruba Networks *	39	865
ASML Holding, Cl G	45	1,935
Aspen Technology *	36	648
athenahealth *	12	698
Atmel *	177	1,719
Autodesk *	88	3,168
Avago Technologies	93	3,156

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK—continued

Technology—continued
Blue Coat Systems *	16	$412
BMC Software *	68	2,464
Brightpoint *	26	305
Broadcom, Cl A	180	6,181
Brocade Communications Systems *	176	987
Brooks Automation	24	257
CA	195	5,027
Cadence Design Systems *	101	1,067
Cavium *	19	611
Cerner *	65	3,958
Ceva *	9	243
Check Point Software Technologies *	78	4,391
Ciena *	35	509
Cirrus Logic *	25	511
Cisco Systems	2,073	40,693
Citrix Systems *	72	4,695
Clearwire, Cl A *	94	159
Cogent Communications Group *	18	274
Cognizant Technology Solutions, Cl A *	115	8,251
CommVault Systems *	17	799
Compuware *	84	659
Comtech Telecommunications	12	370
Comverse Technology *	79	498
Concur Technologies *	21	1,099
Cree *	39	992
CSG Systems International *	13	212
Cymer *	12	597
Cypress Semiconductor	72	1,238
DealerTrack Holdings *	16	437
Dell *	702	12,096
Digital River *	16	256
Diodes *	16	412
Earthlink	41	296
Ebix	14	347
EchoStar, Cl A *	15	393
Electronics for Imaging *	18	309
Entegris *	52	498
Entropic Communications *	33	193
Equinix *	18	2,159
EZchip Semiconductor *	10	327
F5 Networks *	31	3,712
Finisar *	35	709
Fortinet *	59	1,346

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK—continued

Technology—continued
Garmin	73	$3,044
Google, Cl A *	99	57,431
Harmonic *	43	252
Hittite Microwave *	12	660
IAC	31	1,335
iGate	22	401
Infinera *	41	293
Informatica *	41	1,734
Insight Enterprises *	17	314
Integrated Device Technology *	57	361
Intel	1,963	51,862
InterDigital	16	597
Intersil, Cl A	47	529
Intuit	117	6,603
Ixia *	27	330
j2 Global	18	485
JDA Software Group *	16	472
JDS Uniphase *	87	1,104
KLA-Tencor	64	3,272
Kulicke & Soffa Industries *	28	303
Lam Research *	48	2,044
Lattice Semiconductor *	45	306
Linear Technology	86	2,866
Logitech International *	71	538
Marvell Technology Group *	234	3,634
Maxim Integrated Products	113	3,033
MedAssets *	23	243
Mentor Graphics *	44	610
Merge Healthcare *	29	159
Micrel	24	277
Microchip Technology	72	2,658
Micron Technology *	386	2,930
MICROS Systems *	31	1,541
Microsemi *	32	633
Microsoft	3,244	95,795
MKS Instruments	20	603
MModal *	20	209
Monotype Imaging Holdings *	14	219
NetApp *	144	5,435
Netgear *	13	518
Netscout Systems *	16	331
NIC	25	313
NICE Systems ADR *	15	539
Novellus Systems *	28	1,320

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK—continued

Technology—continued
Nuance Communications *	118	$3,365
NVIDIA *	226	3,338
Omnivision Technologies *	21	280
ON Semiconductor *	170	1,479
Open Text *	22	1,115
Oracle	1,923	54,229
Parametric Technology *	44	1,107
Pegasystems	13	369
PMC—Sierra *	89	578
Polycom *	68	1,357
Power Integrations	11	396
Progress Software *	27	630
QLogic *	41	710
QUALCOMM	636	37,410
Quality Systems	21	852
Quest Software *	34	692
RADWARE *	8	252
Rambus *	42	306
Research In Motion *	197	3,276
RF Micro Devices *	105	524
Riverbed Technology *	58	1,388
Rovi *	43	1,380
SanDisk *	91	4,175
Sapient	52	671
Seagate Technology	160	3,382
Semtech *	24	684
Silicon Image *	30	146
Silicon Laboratories *	18	789
Silicon Motion Technology ADR *	12	259
Siliconware Precision Industries ADR	39	220
Sina *	25	1,757
Skyworks Solutions *	69	1,489
Sonus Networks *	106	273
Sourcefire *	11	341
STEC *	18	170
Stratasys *	8	294
Super Micro Computer *	14	236
SXC Health Solutions *	24	1,513
Symantec *	289	4,968
Synaptics *	14	536
Synchronoss Technologies *	15	501
Synopsys *	57	1,663
Taleo, Cl A *	16	576
Tech Data *	19	986

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 500 ETF

	Shares	Value
COMMON STOCK—continued

Technology—continued
Tellabs	137	$521
Tessera Technologies *	20	396
TIBCO Software *	64	1,668
TriQuint Semiconductor *	62	371
Ultimate Software Group *	10	667
Ultratech *	10	293
United Online	34	193
VeriSign	67	2,483
Viasat *	16	761
Volterra Semiconductor *	9	272
Websense *	15	284
Xilinx	101	3,621
Yahoo! *	487	7,534

		733,574

Telecommunications—1.5%
Leap Wireless International *	30	257
NII Holdings *	64	1,287
SBA Communications, Cl A *	44	2,011
tw telecom, Cl A *	58	1,169
Virgin Media	124	2,956
Vodafone Group ADR	333	9,021
Windstream	191	2,305

		19,006

TOTAL UNITED STATES		1,304,621

TOTAL COMMON STOCK (Cost $ 1,255,663)		1,332,333

TOTAL INVESTMENTS—99.8% (Cost $1,255,663)††		$1,332,333

Percentages are based on Net Assets of $1,335,236.

ADR — American Depositary Receipt

Cl — Class

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $1,255,663, and the unrealized appreciation and depreciation were $101,082 and $(24,412) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$1,332,333	$—	$—	$1,332,333

Total Investments in Securities	$1,332,333	$—	$—	$1,332,333

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 500 ETF

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 400 Mid Cap ETF

	0000000000	0000000000
	Shares	Value
COMMON STOCK—99.7%

ARGENTINA—0.5%

Consumer Services—0.5%
MercadoLibre	152	$13,285

CANADA—0.5%

Basic Materials—0.5%
Pan American Silver	374	8,557
Silver Standard Resources *	278	4,801

TOTAL CANADA		13,358

CHINA—1.4%

Consumer Services—0.4%
Focus Media Holding ADR *	426	8,520
Home Inns & Hotels Management ADR *	104	3,067

		11,587

Technology—1.0%
AsiaInfo Holdings *	248	2,909
Netease.com ADR *	260	12,436
Perfect World ADR *	148	1,586
Sohu.com *	132	7,870
Spreadtrum Communications ADR	140	2,166

		26,967

TOTAL CHINA		38,554

ISRAEL—0.2%

Technology—0.2%
Mellanox Technologies	136	4,987

SWEDEN—0.3%

Technology—0.3%
Ericsson ADR	774	7,175

UNITED STATES—96.8%

Basic Materials—1.6%
A Schulman	106	2,597
Century Aluminum *	322	3,230
Globe Specialty Metals	260	3,557
Methanex	322	8,752
Royal Gold	188	14,314
Steel Dynamics	756	12,058

		44,508

Consumer Goods—5.5%
Crocs *	310	5,896
Deckers Outdoor *	134	10,834
Diamond Foods	76	2,762
Gentex	494	13,274
Hain Celestial Group *	152	5,866

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 400 Mid Cap ETF

	Shares	Value
COMMON STOCK—continued

Consumer Goods—continued
Hasbro	464	$16,198
Herman Miller	202	4,266
Iconix Brand Group *	254	4,676
Interface, Cl A	202	2,684
iRobot *	92	3,040
LKQ *	506	16,496
Lululemon Athletica *	374	23,611
Pool	166	5,649
Sanderson Farms	76	3,871
Select Comfort *	194	4,866
Snyders-Lance	234	5,380
Steven Madden *	148	6,089
Take-Two Interactive Software *	300	4,680
TiVo *	418	4,339
True Religion Apparel *	90	3,261

		147,738

Consumer Services—18.6%
Acxiom *	282	3,869
Allegiant Travel, Cl A *	66	3,628
AMC Networks, Cl A *	200	8,552
Ameristar Casinos	112	2,191
Ancestry.com *	158	4,677
Ascena Retail Group *	270	9,550
Avis Budget Group *	364	5,223
Beacon Roofing Supply *	160	3,658
Bebe Stores	290	2,540
BJ’s Restaurants *	96	4,803
Blue Nile *	50	2,018
Buffalo Wild Wings *	64	4,260
Capella Education *	52	2,201
Career Education *	264	2,669
Casey’s General Stores	132	6,724
Central European Media Enterprises, Cl A *	196	1,370
Charter Communications, Cl A *	380	21,903
Cheesecake Factory *	196	5,798
Childrens Place Retail Stores *	90	4,490
Clean Energy Fuels *	244	3,650
comScore *	110	2,436
Constant Contact *	102	2,548
Copart *	238	11,195
Cracker Barrel Old Country Store	80	4,198
CTC Media	544	5,451
Digital Generation *	94	1,307

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 400 Mid Cap ETF

	0000000	0000000
	Shares	Value
COMMON STOCK—continued

Consumer Services—continued
Discovery Communications, Cl A *	598	$25,642
DISH Network, Cl A	718	20,047
DreamWorks Animation SKG, Cl A *	252	4,473
Education Management *	442	11,284
Finish Line, Cl A	182	3,849
Fred’s, Cl A	136	2,006
Grand Canyon Education *	154	2,584
Hibbett Sports *	94	4,505
HSN	204	7,281
Jack in the Box *	160	3,392
JetBlue Airways *	1,026	6,084
JOS A Bank Clothiers *	96	4,584
Lamar Advertising, Cl A *	268	7,667
Liberty Global, Cl A *	522	23,949
Liberty Media—Liberty Capital, Cl A	256	21,097
Liquidity Services *	98	3,382
Melco Crown Entertainment ADR *	622	6,935
Monro Muffler Brake	106	4,446
National CineMedia	190	2,588
OpenTable *	82	3,950
Panera Bread, Cl A *	100	14,825
Penn National Gaming *	272	11,136
PetSmart	390	20,756
PF Chang’s China Bistro	78	2,540
Pricesmart	104	6,932
Rent-A-Center, Cl A	214	7,237
Rue21 *	250	6,053
Ryanair Holdings ADR *	410	13,752
Scientific Games, Cl A *	318	3,558
Shuffle Master *	188	2,406
Shutterfly *	120	2,846
Sinclair Broadcast Group, Cl A	513	6,300
SkyWest	180	2,304
Stewart Enterprises, Cl A	302	1,857
Strayer Education	42	4,570
Texas Roadhouse, Cl A	246	3,729
Titan Machinery *	241	5,962
Tractor Supply	246	19,869
Travelzoo *	183	4,723
Ulta Salon Cosmetics & Fragrance *	212	16,159
United Natural Foods *	168	7,400
Urban Outfitters *	651	17,252
ValueClick *	274	4,779

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 400 Mid Cap ETF

	0000000	0000000
	Shares	Value
COMMON STOCK—continued

Consumer Services—continued
VCA Antech *	300	$6,714
WebMD Health, Cl A *	202	5,664
Zumiez *	108	3,084

		503,061

Energy—0.1%
Approach Resources*	98	3,443

Health Care—19.9%
ABIOMED *	134	2,480
Acorda Therapeutics *	138	3,523
Akorn *	328	3,759
Align Technology *	272	6,408
Alkermes *	448	8,427
Amarin ADR *	390	3,182
Amylin Pharmaceuticals *	504	7,172
Ariad Pharmaceuticals *	458	6,756
Auxilium Pharmaceuticals *	166	3,298
BioMarin Pharmaceutical *	386	13,769
Bio-Reference Labs *	96	1,858
Bruker *	574	8,151
Cadence Pharmaceuticals*	286	1,192
Catalyst Health Solutions *	172	9,419
Cepheid *	216	9,517
Cubist Pharmaceuticals *	212	8,654
Cyberonics *	96	3,120
Dendreon *	514	6,980
DexCom *	232	2,545
Endo Pharmaceuticals Holdings *	404	15,017
Endologix *	198	2,570
Exelixis *	446	2,373
Gen-Probe *	166	11,110
Grifols ADR *	638	4,051
Halozyme Therapeutics *	358	3,781
Healthcare Services Group	230	4,299
HMS Holdings *	312	10,299
Hologic *	906	18,473
Human Genome Sciences *	660	6,494
ICON ADR *	204	3,980
Idenix Pharmaceuticals *	370	4,954
IDEXX Laboratories *	196	16,580
Illumina *	567	29,348
Immunogen *	264	3,728
Impax Laboratories *	228	4,302
Incyte *	436	7,717

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 400 Mid Cap ETF

	000000	000000
	Shares	Value
COMMON STOCK—continued

Health Care—continued
Insulet *	164	$3,193
Integra LifeSciences Holdings *	96	2,834
Intermune *	210	3,150
Isis Pharmaceuticals *	344	2,807
LifePoint Hospitals *	180	7,234
Lincare Holdings	322	8,272
Magellan Health Services *	106	5,175
MAKO Surgical *	144	5,152
Masimo *	208	4,451
Medicines *	186	3,742
Medivation *	120	6,649
Meridian Bioscience	142	2,477
Merit Medical Systems *	144	2,032
Micromet *	318	3,476
Momenta Pharmaceuticals *	176	2,761
Myriad Genetics *	294	6,956
Nektar Therapeutics *	396	2,475
NuVasive *	138	2,139
NxStage Medical *	190	3,409
Onyx Pharmaceuticals *	220	9,007
Optimer Pharmaceuticals *	162	2,101
PAREXEL International *	204	4,916
Patterson	414	13,335
PDL BioPharma	484	3,093
PSS World Medical *	184	4,466
QIAGEN *	1,102	17,830
Questcor Pharmaceuticals *	216	7,653
Quidel *	114	1,630
Regeneron Pharmaceuticals *	310	28,167
Rigel Pharmaceuticals *	246	2,403
Salix Pharmaceuticals *	204	9,833
Seattle Genetics *	396	7,496
Sequenom *	342	1,474
Shire ADR	216	21,496
Sirona Dental Systems *	194	9,380
Spectrum Pharmaceuticals *	184	2,589
Targacept *	116	705
Theravance *	294	5,216
Thoratec *	206	6,057
United Therapeutics *	202	9,934
Viropharma *	262	7,805
Vivus *	308	3,675
Volcano *	182	5,105

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 400 Mid Cap ETF

	Shares	Value
COMMON STOCK—continued

Health Care—continued
Wright Medical Group *	136	$2,305
Zoll Medical *	76	5,212

		530,553

Industrials—15.3%
Acacia Research *	148	6,092
Aegion, Cl A *	136	2,321
Aerovironment *	76	2,118
Arkansas Best	88	1,595
Atlas Air Worldwide Holdings *	90	4,287
BE Aerospace *	356	15,023
Cardtronics *	150	3,833
Ceradyne *	86	2,846
Cintas	454	16,821
Cognex	146	6,066
Coinstar *	106	5,272
DryShips *	1,466	3,254
Euronet Worldwide *	178	3,268
FEI *	136	5,992
FLIR Systems	702	18,077
Foster Wheeler *	404	9,074
Heartland Express	314	4,653
Hollysys Automation Technologies *	651	6,321
HUB Group, Cl A *	128	4,381
II-VI *	216	4,970
IPG Photonics *	164	8,658
Itron *	140	5,431
Jack Henry & Associates	298	10,192
JB Hunt Transport Services	416	21,245
Kforce *	130	1,617
Landstar System	164	8,389
Lincoln Electric Holdings	292	12,542
Mantech International, Cl A	82	2,882
Mobile Mini *	156	3,245
Molex	334	8,831
National Instruments	416	11,195
Newport *	393	7,259
Nordson	236	10,700
Old Dominion Freight Line *	198	8,439
Plexus *	122	4,422
Power-One *	420	1,823
Resources Connection	158	1,962
Rofin-Sinar Technologies *	98	2,780
RR Donnelley & Sons	650	7,384

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 400 Mid Cap ETF

	0000000	0000000
	Shares	Value
COMMON STOCK—continued

Industrials—continued
Sanmina-SCI *	278	$3,052
Schnitzer Steel Industries, Cl A	84	3,665
Silgan Holdings	242	10,057
Swisher Hygiene *	600	2,106
SYKES Enterprises *	162	2,840
TeleTech Holdings *	196	3,324
Tetra Tech *	216	4,996
Trimas *	120	2,600
Trimble Navigation *	528	24,726
TTM Technologies *	282	3,460
United Stationers	154	4,979
Universal Display *	158	6,653
UTi Worldwide	356	5,301
Veeco Instruments *	142	3,466
Verisk Analytics, Cl A *	681	27,288
VistaPrint *	138	4,938
Werner Enterprises	252	6,585
Westport Innovations *	162	6,739
Woodward	238	9,991
Zebra Technologies, Cl A *	188	7,118

		409,144

Information Technology—0.1%
LogMein *	84	3,346

Oil & Gas—3.6%
ATP Oil & Gas *	719	5,062
Carrizo Oil & Gas *	136	3,303
Chart Industries *	102	5,688
Crosstex Energy	164	2,060
Energy XXI Bermuda *	266	8,733
GeoResources *	88	2,694
Golar LNG	370	15,170
GT Advanced Technologies *	438	3,776
Gulfport Energy *	176	5,785
Hercules Offshore *	1,317	5,914
Lufkin Industries	106	7,973
Patterson-UTI Energy	538	10,152
Petroleum Development *	82	2,553
Rex Energy *	154	1,457
Rosetta Resources *	184	8,830
SunPower, Cl A *	348	2,384
Tesco	132	1,832

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 400 Mid Cap ETF

	0000000	0000000
	Shares	Value
COMMON STOCK—continued

Oil & Gas—continued
TransGlobe Energy *	252	$2,444

		95,810

Technology—29.4%
ACI Worldwide *	116	3,524
Acme Packet *	230	6,723
ADTRAN	222	7,688
Advent Software *	180	4,725
Allscripts Healthcare Solutions *	658	12,581
Amkor Technology *	684	3,919
ANSYS *	393	23,773
Ariba *	338	9,227
ARM Holdings ADR	484	13,978
Arris Group *	412	4,812
Aruba Networks *	360	7,985
ASML Holding, Cl G	394	16,938
Aspen Technology *	326	5,871
athenahealth *	120	6,982
Atmel *	1,610	15,633
Blue Coat Systems *	146	3,761
Brightpoint *	236	2,766
Brocade Communications Systems *	1,658	9,301
Brooks Automation	228	2,444
Cadence Design Systems *	930	9,821
Cavium *	168	5,400
Ceva *	80	2,161
Ciena *	328	4,772
Cirrus Logic *	226	4,617
Clearwire, Cl A *	860	1,454
Cogent Communications Group *	160	2,439
CommVault Systems *	154	7,238
Compuware *	756	5,927
Comtech Telecommunications	90	2,777
Comverse Technology *	710	4,473
Concur Technologies *	186	9,737
Cree *	380	9,663
CSG Systems International *	120	1,952
Cymer *	106	5,278
Cypress Semiconductor	594	10,214
DealerTrack Holdings *	144	3,935
Digital River *	138	2,209
Diodes *	158	4,073
Earthlink	372	2,682
Ebix	130	3,221
EchoStar, Cl A *	134	3,515

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 400 Mid Cap ETF

	000000	000000
	Shares	Value
COMMON STOCK—continued

Technology—continued
Electronics for Imaging *	162	$2,780
Entegris *	466	4,464
Entropic Communications *	1,016	5,933
Equinix *	207	24,832
EZchip Semiconductor *	92	3,007
Finisar *	314	6,362
Fortinet *	714	16,286
Harmonic *	400	2,348
Hittite Microwave *	108	5,942
IAC	274	11,801
iGate	196	3,571
Infinera *	366	2,613
Informatica *	368	15,566
Insight Enterprises *	156	2,880
Integrated Device Technology *	506	3,208
InterDigital	158	5,896
Intersil, Cl A	436	4,909
Ixia *	240	2,930
j2 Global	160	4,314
JDA Software Group *	148	4,362
JDS Uniphase *	788	10,000
Kulicke & Soffa Industries *	252	2,724
Lattice Semiconductor *	408	2,774
Logitech International *	624	4,724
MedAssets *	204	2,154
Mentor Graphics *	384	5,326
Merge Healthcare *	292	1,600
Micrel	214	2,474
MICROS Systems *	280	13,919
Microsemi *	300	5,934
MKS Instruments	182	5,487
MModal *	190	1,987
Monotype Imaging Holdings *	124	1,936
Netgear *	130	5,177
Netscout Systems *	148	3,058
NIC	222	2,777
NICE Systems ADR *	136	4,891
Novellus Systems *	240	11,316
Omnivision Technologies *	200	2,662
ON Semiconductor *	1,550	13,485
Open Text *	198	10,037
Parametric Technology *	406	10,219
Pegasystems	130	3,687
PMC—Sierra *	808	5,252

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 400 Mid Cap ETF

	Shares	Value
COMMON STOCK—continued

Technology—continued
Polycom *	612	$12,209
Power Integrations	100	3,599
Progress Software *	232	5,413
QLogic *	360	6,235
Quality Systems	202	8,193
Quest Software *	296	6,024
RADWARE *	72	2,267
Rambus *	378	2,756
RF Micro Devices *	954	4,761
Riverbed Technology *	538	12,880
Rovi *	384	12,323
Sapient	482	6,218
Semtech *	226	6,441
Silicon Image *	280	1,361
Silicon Laboratories *	154	6,751
Silicon Motion Technology ADR *	285	6,150
Siliconware Precision Industries ADR	352	1,989
Sina *	228	16,022
Skyworks Solutions *	644	13,898
Sonus Networks *	962	2,482
Sourcefire *	100	3,102
STEC *	160	1,514
Stratasys *	193	7,093
Super Micro Computer *	134	2,262
SXC Health Solutions *	216	13,621
Synaptics *	118	4,520
Synchronoss Technologies *	132	4,411
Synopsys *	508	14,823
Taleo, Cl A *	142	5,113
Tech Data *	160	8,307
Tellabs	1,256	4,773
Tessera Technologies *	178	3,524
TIBCO Software *	576	15,016
TriQuint Semiconductor *	568	3,402
Ultimate Software Group *	90	6,002
Ultratech *	88	2,574
United Online	306	1,738
Viasat *	146	6,941
Volterra Semiconductor *	86	2,595
Websense *	138	2,608

		789,704

Telecommunications—2.7%
Leap Wireless International *	272	2,328
NII Holdings *	794	15,967

Schedule of Investments (Unaudited)	January 31, 2012

Global X NASDAQ 400 Mid Cap ETF

	Shares	Value
COMMON STOCK—continued

Telecommunications—continued
SBA Communications, Cl A *	386	$17,648
tw telecom, Cl A *	522	10,518
Windstream	2,171	26,204

		72,665

TOTAL UNITED STATES		2,599,972

TOTAL COMMON STOCK (Cost $ 2,514,964)		2,677,331

TOTAL INVESTMENTS—99.7% (Cost $2,514,964)††		$2,677,331

Percentages are based on Net Assets of $2,684,483.

ADR — American Depositary Receipt

Cl — Class

*	Non-income producing security.
††	At January 31, 2012, the tax basis cost of the Fund’s investments was $2,514,964, and the unrealized appreciation and depreciation were $218,355 and $(55,988) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$2,677,331	$—	$—	$2,677,331

Total Investments in Securities	$2,677,331	$—	$—	$2,677,331

For the period ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-0100

Item 2.   Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: March 26, 2012

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
CFO

Date: March 26, 2012

*	Print the name and title of each signing officer under his or her signature.